                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                           811-750

Exact name of registrant as specified in charter:             Delaware Group Equity Funds II

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      November 30

Date of reporting period:                                     November 30, 2004

Item 1.  Reports to Stockholders




                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
VALUE-EQUITY                              A member of Lincoln Financial Group(R)








ANNUAL REPORT NOVEMBER 30, 2004
--------------------------------------------------------------------------------
              DELAWARE LARGE CAP VALUE FUND








[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     5
-----------------------------------------------------------------
SECTOR ALLOCATION                                               6
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       7

  Statement of Operations                                       9

  Statements of Changes in Net Assets                          10

  Financial Highlights                                         11

  Notes to Financial Statements                                16
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      19
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     20
-----------------------------------------------------------------







    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

PORTFOLIO                                          DELAWARE LARGE CAP VALUE FUND
  MANAGEMENT REVIEW                                December 10, 2004

FUND MANAGER
John B. Fields
Senior Portfolio Manager

Q: HOW DID THE FUND PERFORM DURING THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2004 AND WHAT DROVE STOCK MARKET PERFORMANCE DURING THE YEAR?
A: Value-oriented companies and small caps in particular performed well during the past year as investors sought undervalued companies with strong balance sheets. For the 12-month period ended November 30, 2004, Delaware Large Cap Value Fund returned +12.44% (Class A shares at net asset value with distributions reinvested). The Fund underperformed its benchmark, the S&P 500 Index, which rose +12.85%.

Uncertainties in the geopolitical and economic arenas during the past year prompted a shift in favor from growth-oriented investments to value-oriented stocks. During the period, we witnessed increased violence in Iraq, a series of serious hurricanes that hit the southeastern U.S., and several Federal Reserve rate increases. Adding to that backdrop, a tight U.S. presidential election made investors hesitant to make any substantial moves during much of late summer and early fall.

Throughout the period, the theme of economic sensitivity prevailed. Investors watched closely for clues as to how wide ranging the economic expansion would become. Toward the end of 2003, stocks in more volatile, growth-oriented sectors, such as technology, tended to outperform. Early in 2004, however, earnings expectations in the technology sector began to lag. As a result, investors sought companies with strong fundamentals, including dividend-paying stocks. As the economic expansion began to gain momentum and housing continued to boom, producers of steel, copper, plastics, and other durables prospered.

Q: WHAT STRATEGIES WERE EMPLOYED BY THE FUND AND HOW DID THEY IMPACT
PERFORMANCE?
A: The Fund's strong performance during the year was driven primarily by sector positioning. We held a large position in energy stocks, the best-performing sector for the year. Oil companies, in particular, performed extremely well during the period, which was a direct result of the dramatic rise in crude oil prices. We also held a healthy position in the basic materials sector, which includes companies that provide materials, commodities, and chemicals to manufacturers. As the economy strengthened during the year, manufacturing picked up, increasing business opportunities for companies within this arena.

Alternatively, technology stocks lagged for the year. Consumer and corporate spending waned, creating a technology surplus that in turn hurt profits. Semiconductor companies, in particular, were hit hard as demand for computers dropped from previously lofty levels.

Q: PLEASE IDENTIFY SOME STOCKS THAT CONTRIBUTED POSITIVELY TO FUND PERFORMANCE.
A: During the year we have been steadily adding to our position in basic materials, a sector that we believe will continue to grow as the economy strengthens and demand increases for materials like plastics, metals, and chemicals. Strong performers for the year included basic material company Dow Chemical. Under new management, Dow has undertaken a massive campaign to recoup losses registered during the late 1990s and early part of this decade. During the last year, the company has substantially cut operating costs and increased sales levels.

In financial services, strong performance came from Bank of America and Charter One Financial. With its recent acquisition of Fleet, we see strong growth potential for Bank of America. We consolidated our holdings in this area by selling Charter One Financial at a net profit.

Retail product companies like Limited Brands, Federated Department Stores, and Starwood Hotels and Resorts also offered strong results, as retail spending remained strong and business travel began to recover after the long lag since September 11, 2001. We sold Starwood at a substantial profit late in the year.

And in the high-performing energy sector, we received strong gains from ChevronTexaco, Kerr-McGee, Exxon Mobil, and Occidental Petroleum. As oil prices reached higher and higher levels during the year, we began to gradually reduce our positions in these stocks. For example, to take advantage of opportunities in what we believed were undervalued companies in other sectors -- technology in particular -- we sold Occidental Petroleum at a profit, and reduced our holdings in several other energy companies.

Q: WHAT HOLDINGS DETRACTED FROM FUND PERFORMANCE FOR THE 12-MONTH PERIOD?
A: Technology stocks, the big winners from 2003, offered disappointing performance during fiscal 2004. Despite some losses, we added to our allocation during the year, based on our belief that many technology companies are poised for success going forward. Intel, for example, has a large reserve of free cash flow and, as a further indicator of its financial health, has implemented an aggressive share buy-back initiative. National Semiconductor also holds an excess of free cash flow and recently began paying dividends to shareholders.

Pharmaceutical companies were hurt by increasing competition by generic drug makers and, in some cases, by health risks found to be associated with particular drugs. Despite poor recent performance, we believe valuations remain extremely compelling for companies like Pfizer and Wyeth and expect long-term positive returns as a result. Pfizer, for example, authorized stock buybacks of up to $5 billion during the next year, an indicator of management's confidence in long-term prosperity. We did, however, shift some of our assets within this industry. For instance, we sold our position in Merck, while increasing our holding in Pfizer, which we believe to have a more attractive pipeline of upcoming products.

DELAWARE
  LARGE CAP VALUE FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Large Cap Value Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Instances of high double-digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

FUND PERFORMANCE
Average Annual Total Returns
Through November 30, 2004          Lifetime    10 Years   Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 3/18/57)
Excluding Sales Charge              +11.21%      +9.87%       +2.89%     +12.44%
Including Sales Charge              +11.07%      +9.22%       +1.68%      +5.98%
--------------------------------------------------------------------------------
Class B (Est. 9/6/94)
Excluding Sales Charge               +8.39%      +9.16%       +2.13%     +11.60%
Including Sales Charge               +8.39%      +9.16%       +1.71%      +7.60%
--------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge               +6.90%                   +2.13%     +11.59%
Including Sales Charge               +6.90%                   +2.13%     +10.59%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after 8 years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total return for the lifetime and one-year periods ended November 30, 2004 for Delaware Large Cap Value Fund's Class R shares were +13.27% and +12.11%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime (since 3/18/57), 10-year, five-year, and one-year periods ended November 30, 2004 for Delaware Large Cap Value Fund's Institutional Class shares were +11.26%, +10.11%, +3.16%, and +12.75%, respectively. Institutional Class shares were first made available on January 13, 1994 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to January 13, 1994 is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

SEC 30-day yields for A, B, C, R, and Institutional Class shares were +1.30%, +0.65%, +0.64%, +1.05%, and +1.62%, respectively, as of November 30, 2004.

Nasdaq Institutional Class symbol: DEDIX
Nasdaq Class R symbol: DECRX

DELAWARE
  LARGE CAP VALUE FUND

FUND BASICS
As of November 30, 2004
-------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks total return.
-------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$1.56 billion
-------------------------------------------------------------------
NUMBER OF HOLDINGS:
60
-------------------------------------------------------------------
FUND START DATE:
March 18, 1957
-------------------------------------------------------------------
YOUR FUND MANAGER:
John B. Fields has 34 years of investment management experience. He holds a bachelor's degree and an MBA from Ohio State University. Before joining Delaware Investments in 1992, he was director of domestic equity risk management at DuPont. Mr. Fields is a CFA charterholder.
-------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DELDX
Class B  DEIBX
Class C  DECCX
-------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
November 30, 1994 through November 30, 2004

                  DELAWARE LARGE
                  CAP VALUE FUND
                  CLASS A SHARES      S&P 500 INDEX
                  --------------      -------------
30-Nov-94            $9,425              $10,000
30-Nov-95           $12,349              $13,693
30-Nov-96           $15,370              $17,507
30-Nov-97           $19,179              $22,496
30-Nov-98           $21,486              $27,823
30-Nov-99           $20,951              $33,635
30-Nov-00           $21,521              $32,212
30-Nov-01           $21,683              $28,279
30-Nov-02           $18,834              $23,610
30-Nov-03           $21,489              $27,171
30-Nov-04           $24,159              $30,662

Chart assumes $10,000 invested on November 30, 1994 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                      For the Period June 1, 2004 to November 30, 2004
  OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

DELAWARE LARGE CAP VALUE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                          Beginning       Ending     Annualized    Expenses
                           Account       Account      Expense     Paid During
                            Value         Value        Ratio        Period
                            6/1/04       11/30/04                  6/1/04 to
                                                                   11/30/04
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                   $1,000.00     $1,054.30       1.15%        $5.91
Class B                    1,000.00      1,050.40       1.89%         9.69
Class C                    1,000.00      1,050.10       1.89%         9.69
Class R                    1,000.00      1,052.70       1.49%         7.65
Institutional Class        1,000.00      1,055.80       0.89%         4.57
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                   $1,000.00     $1,019.25       1.15%        $5.81
Class B                    1,000.00      1,015.55       1.89%         9.52
Class C                    1,000.00      1,015.55       1.89%         9.52
Class R                    1,000.00      1,017.55       1.49%         7.52
Institutional Class        1,000.00      1,020.55       0.89%         4.50
--------------------------------------------------------------------------------

SECTOR ALLOCATION                                        As of November 30, 2004
  DELAWARE LARGE CAP VALUE FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   94.61%
-------------------------------------------------------------------------
Aerospace & Defense                                             0.97%

Automobiles & Automotive Parts                                  1.01%

Banking & Finance                                              23.08%

Cable, Media & Publishing                                       4.72%

Chemicals                                                       2.60%

Computers & Technology                                          9.85%

Consumer Products                                               1.98%

Consumer Services                                               0.92%

Diversified Financials                                          1.00%

Electronics & Electrical Equipment                              6.37%

Energy                                                          8.12%

Food, Beverage & Tobacco                                        5.42%

Healthcare & Pharmaceuticals                                    7.84%

Industrial Machinery                                            1.25%

Insurance                                                       4.38%

Metals & Mining                                                 1.50%

Paper & Forest Products                                         2.59%

Retail                                                          2.61%

Telecommunications                                              4.22%

Textiles, Apparel & Furniture                                   1.30%

Transportation                                                  0.93%

Utilities                                                       1.95%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           1.67%
-------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                   3.31%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.59%
-------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL             (3.31%)
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 3.72%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                          DELAWARE LARGE CAP VALUE FUND
  OF NET ASSETS                                    November 30, 2004

                                                      Number of       Market
                                                       Shares         Value
COMMON STOCK - 94.61%
Aerospace & Defense - 0.97%
  Honeywell International                               429,400    $ 15,170,702
                                                                   ------------
                                                                     15,170,702
                                                                   ------------
Automobiles & Automotive Parts - 1.01%
  Goodrich (B.F.)                                       497,600      15,798,800
                                                                   ------------
                                                                     15,798,800
                                                                   ------------
Banking & Finance - 23.08%
  American Express                                      301,700      16,807,707
  Bank of America                                       835,184      38,643,964
  Citigroup                                           1,368,912      61,258,812
  Goldman Sachs Group                                   236,500      24,775,740
  J.P. Morgan Chase                                   1,371,730      51,645,635
  MBNA                                                1,640,400      43,569,024
  Mellon Financial                                    1,163,500      33,997,470
 *Morgan Stanley                                      1,006,200      51,064,650
  U.S. Bancorp                                          782,500      23,185,475
  Wells Fargo                                           258,100      15,942,837
                                                                   ------------
                                                                    360,891,314
                                                                   ------------
Cable, Media & Publishing - 4.72%
  Knight-Ridder                                         206,100      14,033,349
  New York Times                                        440,900      18,076,900
  Viacom Class B                                        761,363      26,419,296
 +Westwood One                                          683,100      15,315,102
                                                                   ------------
                                                                     73,844,647
                                                                   ------------
Chemicals - 2.60%
  Dow Chemical                                          806,600      40,709,102
                                                                   ------------
                                                                     40,709,102
                                                                   ------------
Computers & Technology - 9.85%
 +Cisco Systems                                       1,474,900      27,595,379
  First Data                                            463,100      19,028,779
  Intel                                               1,395,300      31,184,955
  Microsoft                                           1,032,700      27,686,687
 +National Semiconductor                              1,618,000      25,014,280
 +Oracle                                              1,851,900      23,445,054
                                                                   ------------
                                                                    153,955,134
                                                                   ------------
Consumer Products - 1.98%
  Clorox                                                262,000      14,441,440
  Procter & Gamble                                      309,500      16,552,060
                                                                   ------------
                                                                     30,993,500
                                                                   ------------
Consumer Services - 0.92%
  ARAMARK Class B                                       551,200      14,419,392
                                                                   ------------
                                                                     14,419,392
                                                                   ------------
Diversified Financials - 1.00%
  Merrill Lynch                                         281,400      15,676,794
                                                                   ------------
                                                                     15,676,794
                                                                   ------------
Electronics & Electrical Equipment - 6.37%
  Eaton                                                 246,100      16,587,140
  Emerson Electric                                      230,200      15,381,964
  General Electric                                    1,911,914      67,605,279
                                                                   ------------
                                                                     99,574,383
                                                                   ------------
Energy - 8.12%
  ChevronTexaco                                         570,200      31,132,920
  Exxon Mobil                                         1,076,380      55,164,475
  Kerr-McGee                                            309,200      19,241,516

                                                      Number of       Market
                                                       Shares         Value
COMMON STOCK (continued)
Energy (continued)
 +Noble                                                 441,400   $  21,385,830
                                                                   ------------
                                                                    126,924,741
                                                                   ------------
Food, Beverage & Tobacco - 5.42%
  Anheuser-Busch                                        508,100      25,450,729
  Coca-Cola                                             388,300      15,264,073
  General Mills                                         387,900      17,645,571
  PepsiCo                                               528,800      26,392,408
                                                                   ------------
                                                                     84,752,781
                                                                   ------------
Healthcare & Pharmaceuticals - 7.84%
  Abbott Laboratories                                   358,500      15,042,660
 *GlaxoSmithKline ADR                                   470,800      20,027,832
 *HCA                                                   192,500       7,588,350
  Pfizer                                              1,207,085      33,520,750
*+Tenet Healthcare                                    2,147,700      23,302,545
  Wyeth                                                 579,200      23,092,704
                                                                   ------------
                                                                    122,574,841
                                                                   ------------
Industrial Machinery - 1.25%
  Caterpillar                                           213,200      19,518,460
                                                                   ------------
                                                                     19,518,460
                                                                   ------------
Insurance - 4.38%
 *Cigna                                                 212,700      14,893,254
 *PMI Group                                             644,200      26,528,156
  Prudential Financial                                  552,400      27,039,980
                                                                   ------------
                                                                     68,461,390
                                                                   ------------
Metals & Mining - 1.50%
  Alcoa                                                 688,600      23,398,628
                                                                   ------------
                                                                     23,398,628
                                                                   ------------
Paper & Forest Products - 2.59%
  International Paper                                   570,808      23,699,948
  Weyerhaeuser                                          253,400      16,724,400
                                                                   ------------
                                                                     40,424,348
                                                                   ------------
Retail - 2.61%
  Federated Department Stores                           347,200       19,026,560
  Limited Brands                                        160,935        3,933,251
  RadioShack                                            565,600       17,855,992
                                                                   -------------
                                                                      40,815,803
                                                                   -------------
Telecommunications - 4.22%
  ALLTEL                                                560,500       31,774,745
  BCE                                                 1,409,600       34,182,800
                                                                   -------------
                                                                      65,957,545
                                                                   -------------
Textiles, Apparel & Furniture - 1.30%
  NIKE                                                  240,200       20,335,332
                                                                   -------------
                                                                      20,335,332
                                                                   -------------
Transportation - 0.93%
  Union Pacific                                         229,900       14,584,856
                                                                   -------------
                                                                      14,584,856
                                                                   -------------
Utilities - 1.95%
  Dominion Resources                                    249,700       16,347,859
 *FPL Group                                             201,800       14,192,594
                                                                   -------------
                                                                      30,540,453
                                                                   -------------
TOTAL COMMON STOCK (cost $1,277,769,650)                           1,479,322,946
                                                                   -------------

STATEMENT                                          DELAWARE LARGE CAP VALUE FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal      Market
                                                         Amount       Value
REPURCHASE AGREEMENTS - 1.67%
  With BNP Paribas 1.94% 12/1/04
    (dated 11/30/04, to be repurchased
    at $13,611,733, collateralized by
    $12,320,000 U.S. Treasury Bills
    due 3/3/05, market value
    $12,250,940 and $1,651,000
    U.S. Treasury Bills due 5/12/05,
    market value $1,633,940)                           $13,611,000 $  13,611,000
  With UBS Warburg 1.94% 12/1/04
    (dated 11/30/04, to be repurchased
    at $12,424,670, collateralized by
    $4,141,000 U.S. Treasury Bills
    due 12/23/04, market value
    $4,136,195 and $8,610,000
    U.S. Treasury Bills due 4/14/05,
    market value $8,541,509)                            12,424,000    12,424,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (cost $26,035,000)                                                  26,035,000
                                                                   -------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES LENDING
  COLLATERAL - 96.28% (cost $1,303,804,650)                        1,505,357,946
                                                                   -------------
SECURITIES LENDING COLLATERAL** - 3.31%
  Banc of America Securities LLC
    2.08% 12/1/04                                        8,351,641     8,351,641
  Barclays London 1.92% 1/31/05                            394,511       394,363
  Bear Stearns 2.12% 3/18/05                             1,776,951     1,778,448
  Beta Finance 2.30% 2/11/05                             1,694,763     1,687,022
  BNP Paribus 2.21% 1/25/05                                398,360       397,771
  Calyon 2.07% 4/19/05                                   1,971,694     1,971,610
  Credit Swiss First Boston NY
    1.60% 12/13/04                                       1,577,581     1,577,450
  Deutsche Bank Financial 2.13% 2/22/05                    394,349       394,462
  Deutsche Bank London 1.96% 12/31/04                    1,577,626     1,577,450
  Fannie Mae 1.94% 12/29/04                              1,572,692     1,570,158
  General Electric Capital 2.12% 2/3/05                    591,571       591,820
  Goldman Sachs Group LP
    1.80% 12/21/04                                         907,125       907,034
    2.24% 12/8/04                                          926,700       926,752
  IXIS Corporate & Investment Bank
    2.19% 12/31/04                                       1,971,805     1,971,813
  Landesbank Hessen 2.19% 12/30/04                       1,990,932     1,989,365
  Lehman Holdings 2.13% 12/23/05                         1,981,252     1,981,252
  Merrill Lynch Mortgage Capital
    2.16% 1/12/05                                        1,577,450     1,577,450
  Morgan Stanley
    2.14% 3/10/05                                        1,577,450     1,577,450
    2.21% 1/2/06                                           393,745       394,363
  Nordea Bank New York 2.07% 5/13/05                     1,971,731     1,971,537
  Pfizer 2.02% 1/2/06                                    1,892,121     1,892,940
  Proctor and Gamble 1.83% 1/2/06                        1,970,746     1,971,813
  Rabobank, New York 2.15% 3/2/05                        1,971,797     1,971,566
  Royal Bank of Canada 2.14% 6/27/05                     1,972,061     1,971,469
  Sigma Finance 1.97% 9/30/05                            1,853,728     1,853,080
  Societe Generale
    2.06% 6/14/05                                          989,562       989,276
    2.15% 12/8/04                                        1,577,322     1,577,351
  Union Bank of Switzerland 1.13% 12/20/04               1,972,400     1,971,813
  Wells Fargo 2.06% 1/2/06                               1,971,813     1,971,813

                                                     Principal        Market
                                                       Amount         Value
SECURITIES LENDING COLLATERAL** (continued)
  Wilmington Trust 2.05% 1/5/05                     $1,972,010  $    1,971,889
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
 (cost $51,732,221)                                                 51,732,221
                                                                --------------
TOTAL MARKET VALUE OF SECURITIES - 99.59%
  (cost $1,355,536,871)                                          1,557,090,167++
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (3.31%)**                                   (51,732,221)
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 3.72%***                                     58,140,321
                                                                --------------
NET ASSETS APPLICABLE TO 86,780,399
  SHARES OUTSTANDING - 100.00%                                  $1,563,498,267
                                                                --------------

Net Asset Value - Delaware Large Cap Value Fund Class A
  ($1,253,876,435 / 69,539,579 Shares)                                  $18.03
                                                                        ------
Net Asset Value - Delaware Large Cap Value Fund Class B
  ($184,202,816 / 10,282,864 Shares)                                    $17.91
                                                                        ------
Net Asset Value - Delaware Large Cap Value Fund Class C
  ($42,370,876 / 2,350,773 Shares)                                      $18.02
                                                                        ------
Net Asset Value - Delaware Large Cap Value Fund Class R
  ($1,234,077 / 68,526 Shares)                                          $18.01
                                                                        ------
Net Asset Value - Delaware Large Cap Value Fund Institutional Class
  ($81,814,063 / 4,538,657 Shares)                                      $18.03
                                                                        ------

COMPONENTS OF NET ASSETS AT NOVEMBER 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                            $1,502,651,211
Undistributed net investment income                                  7,408,081
Accumulated net realized loss on investments                      (148,114,321)
Net unrealized appreciation of investments                         201,553,296
                                                                --------------
Total net assets                                                $1,563,498,267
                                                                ==============
  *Security is fully or partially on loan.
 **See Note 8 in "Notes to Financial Statements."
***Of this amount $49,843,219 represents receivables for securities sold as of
   November 30, 2004.
  +Non-income producing security for the year ended November 30, 2004. ++Includes $50,780,473 of securities loaned.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE LARGE CAP VALUE FUND
Net asset value Class A (A)                                              $18.03
Sales charge (5.75% of offering price) (B)                                 1.10
                                                                         ------
Offering price                                                           $19.13
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount, which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                          DELAWARE LARGE CAP VALUE FUND
  OF OPERATIONS                                    Year Ended November 30, 2004

INVESTMENT INCOME:
  Dividends                                                                 $33,321,275
  Interest                                                                      248,074
  Securities lending income                                                     125,372
  Foreign tax withheld                                                          (84,206)      $ 33,610,515
                                                                            -----------       ------------

EXPENSES:
  Management fees                                                             8,671,826
  Distribution expenses -- Class A                                            3,108,389
  Distribution expenses -- Class B                                            1,545,085
  Distribution expenses -- Class C                                              360,140
  Distribution expenses -- Class R                                                5,923
  Dividend disbursing and transfer agent fees and expenses                    2,984,508
  Accounting and administration expenses                                        512,366
  Reports and statements to shareholders                                        252,937
  Registration fees                                                             176,257
  Legal and professional fees                                                   155,069
  Trustees' fees                                                                 57,350
  Custodian fees                                                                 47,181
  Taxes                                                                           5,076
  Pricing fees                                                                    3,118
  Other                                                                          17,947         17,903,172
                                                                            -----------
  Less expenses paid indirectly                                                                     (3,614)
  Less waived distribution expenses -- Class A                                                     (99,596)
                                                                                              ------------
  Total operating expenses                                                                      17,799,962
                                                                                              ------------
NET INVESTMENT INCOME                                                                           15,810,553
                                                                                              ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain on:
    Investments                                                                                117,696,669
    Foreign currencies                                                                              10,958
                                                                                              ------------
  Net realized gain                                                                            117,707,627
  Net change in unrealized appreciation/depreciation of investments                             20,658,996
                                                                                              ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                         138,366,623
                                                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $154,177,176
                                                                                              ============

See accompanying notes

STATEMENTS                                         DELAWARE LARGE CAP VALUE FUND
  OF CHANGES IN NET ASSETS

                                                                                                               Year Ended
                                                                                                       11/30/04         11/30/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                             $   15,810,553   $   12,928,693
  Net realized gain (loss) on investments                                                              117,707,627       (8,142,049)
  Net change in unrealized appreciation/depreciation of investments and foreign currencies              20,658,996      123,764,997
                                                                                                    --------------   --------------
  Net increase in net assets resulting from operations                                                 154,177,176      128,551,641
                                                                                                    --------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                            (12,973,202)      (6,955,180)
    Class B                                                                                               (469,649)         (36,646)
    Class C                                                                                                (89,784)          (5,500)
    Class R                                                                                                 (7,991)             (62)
    Institutional Class                                                                                 (1,000,853)        (353,397)
                                                                                                    --------------   --------------
                                                                                                       (14,541,479)      (7,350,785)
                                                                                                    --------------   --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                             86,001,134       32,982,623
    Class B                                                                                             11,601,777        8,422,733
    Class C                                                                                             15,236,218        3,775,235
    Class R                                                                                                625,931          647,752
    Institutional Class                                                                                 29,018,913       13,838,801

  Net assets from merger(1):
    Class A                                                                                            354,886,323               --
    Class B                                                                                            129,663,370               --
    Class C                                                                                             21,894,855               --
    Institutional Class                                                                                 35,905,405               --

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                             11,225,537        5,931,383
    Class B                                                                                                413,644           32,222
    Class C                                                                                                 82,376            5,093
    Class R                                                                                                  7,970               60
    Institutional Class                                                                                  1,000,814          353,397
                                                                                                    --------------   --------------
                                                                                                       697,564,267       65,989,299
                                                                                                    --------------   --------------
  Cost of shares repurchased:
    Class A                                                                                           (208,444,090)    (120,101,777)
    Class B                                                                                            (45,760,130)     (18,873,009)
    Class C                                                                                            (11,482,846)      (2,684,627)
    Class R                                                                                               (140,920)         (12,990)
    Institutional Class                                                                                (36,609,549)      (6,647,382)
                                                                                                    --------------   --------------
                                                                                                      (302,437,535)    (148,319,785)
                                                                                                    --------------   --------------
Increase (decrease) in net assets derived from capital share transactions                              395,126,732      (82,330,486)
                                                                                                    --------------   --------------
NET INCREASE IN NET ASSETS                                                                             534,762,429       38,870,370

NET ASSETS:
  Beginning of year                                                                                  1,028,735,838      989,865,468
                                                                                                    --------------   --------------
  End of year (including undistributed net investment income of $7,408,081 and $6,128,049,
    respectively)                                                                                   $1,563,498,267   $1,028,735,838
                                                                                                    ==============   ==============

(1)See Note 6 in "Notes to Financial Statements."

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        DELAWARE LARGE CAP VALUE FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                             11/30/04    11/30/03     11/30/02    11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.240     $14.320      $16.730     $16.770      $17.200

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                        0.204       0.205        0.170       0.182        0.370
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                            1.802       1.835       (2.381)     (0.062)       0.050
                                                              -------     -------      -------     -------      -------
Total from investment operations                                2.006       2.040       (2.211)      0.120        0.420
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.216)     (0.120)      (0.199)     (0.160)      (0.378)
Net realized gain on investments                                   --          --           --          --       (0.472)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.216)     (0.120)      (0.199)     (0.160)      (0.850)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $18.030     $16.240      $14.320     $16.730      $16.770
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                12.44%      14.34%      (13.34%)      0.75%        2.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $1,253,876    $895,108     $870,132  $1,132,147   $1,258,738
Ratio of expenses to average net assets                         1.15%       1.20%        1.11%       1.07%        1.12%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.16%       1.20%        1.11%       1.07%        1.12%
Ratio of net investment income to average net assets            1.18%       1.40%        1.10%       1.06%        2.30%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      1.17%       1.40%        1.10%       1.06%        2.30%
Portfolio turnover                                                70%         77%          99%        111%          77%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        DELAWARE LARGE CAP VALUE FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                             11/30/04    11/30/03     11/30/02    11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.150     $14.240      $16.630     $16.690      $17.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                        0.077       0.096        0.054       0.054        0.248
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                            1.789       1.821       (2.364)     (0.063)       0.059
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.866       1.917       (2.310)     (0.009)       0.307
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.106)     (0.007)      (0.080)     (0.051)      (0.265)
Net realized gain on investments                                   --          --           --          --       (0.472)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.106)     (0.007)      (0.080)     (0.051)      (0.737)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $17.910     $16.150      $14.240     $16.630      $16.690
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                11.60%      13.47%      (13.96%)     (0.05%)       2.01%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $184,203     $74,019      $75,707    $100,419      $99,266
Ratio of expenses to average net assets                         1.89%       1.94%        1.86%       1.82%        1.88%
Ratio of net investment income to average net assets            0.44%       0.66%        0.35%       0.31%        1.54%
Portfolio turnover                                                70%         77%          99%        111%          77%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        DELAWARE LARGE CAP VALUE FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                             11/30/04    11/30/03     11/30/02    11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.250     $14.320      $16.730     $16.780      $17.220

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                        0.076       0.095        0.054       0.053        0.247
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                            1.800       1.842       (2.384)     (0.052)       0.050
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.876       1.937       (2.330)      0.001        0.297
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.106)     (0.007)      (0.080)     (0.051)      (0.265)
Net realized gain on investments                                   --          --           --          --       (0.472)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.106)     (0.007)      (0.080)     (0.051)      (0.737)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $18.020     $16.250      $14.320     $16.730      $16.780
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                11.59%      13.53%      (14.00%)      0.02%        1.94%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $42,371     $13,764      $11,098     $13,442      $11,372
Ratio of expenses to average net assets                         1.89%       1.94%        1.86%       1.82%        1.88%
Ratio of net investment income to average net assets            0.44%       0.66%        0.35%       0.31%        1.54%
Portfolio turnover                                                70%         77%          99%        111%          77%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                   DELAWARE LARGE CAP VALUE FUND CLASS R
-----------------------------------------------------------------------------------------
                                                              Year      6/02/03(1)
                                                              Ended         to
                                                             11/30/04    11/30/03
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.230     $15.150

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.145       0.072
Net realized and unrealized gain on investments and
  foreign currencies                                            1.809       1.063
                                                              -------     -------
Total from investment operations                                1.954       1.135
                                                              -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.174)     (0.055)
                                                              -------     -------
Total dividends and distributions                              (0.174)     (0.055)
                                                              -------     -------

NET ASSET VALUE, END OF PERIOD                                $18.010     $16.230
                                                              =======     =======

TOTAL RETURN(3)                                                12.11%       7.51%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,234        $654
Ratio of expenses to average net assets                         1.49%       1.54%
Ratio of net investment income to average net assets            0.84%       0.91%
Portfolio turnover                                                70%         77%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 DELAWARE LARGE CAP VALUE FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                             11/30/04    11/30/03     11/30/02    11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.240     $14.320      $16.730     $16.770      $17.200

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                        0.248       0.242        0.209       0.224        0.408
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                            1.805       1.835       (2.380)     (0.065)       0.054
                                                              -------     -------      -------     -------      -------
Total from investment operations                                2.053       2.077       (2.171)      0.159        0.462
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.263)     (0.157)      (0.239)     (0.199)      (0.420)
Net realized gain on investments                                   --          --           --          --       (0.472)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.263)     (0.157)      (0.239)     (0.199)      (0.892)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $18.030     $16.240      $14.320     $16.730      $16.770
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                12.75%      14.64%      (13.11%)      1.00%        2.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $81,814     $45,191      $32,928     $48,192      $52,020
Ratio of expenses to average net assets                         0.89%       0.94%        0.86%       0.82%        0.88%
Ratio of net investment income to average net assets            1.44%       1.66%        1.35%       1.31%        2.54%
Portfolio turnover                                                70%         77%          99%        111%          77%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                              DELAWARE LARGE CAP VALUE FUND
  TO FINANCIAL STATEMENTS                          November 30, 2004

Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Value Fund, (formerly Delaware Diversified Value Fund) Delaware Large Cap Value Fund (formerly Delaware Decatur Equity Income Fund), and Delaware Social Awareness Fund. These financial statements and related notes pertain to the Delaware Large Cap Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek total return.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $2,146 for the year ended November 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended November 30, 2004 were approximately $1,468. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Effective March 27, 2004, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.91% of average daily net assets of the Fund through March 26, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Effective March 27, 2004, DDLP has contracted to waive distribution and service fees through March 26, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.26% of average daily net assets. Institutional class shares pay no distribution and service expenses.

At November 30, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                         $778,105
  Dividend disbursing, transfer agent, accounting and
    administration fees and other expenses payable to DSC           254,029
  Other expenses payable to DMC and affiliates*                      33,907

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services, provided to the Fund by DMC employees. For the year ended November 30, 2004, the Fund was charged $47,792 for internal legal services provided by DMC.

NOTES                                              DELAWARE LARGE CAP VALUE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For the year ended November 30, 2004, DDLP earned $98,855 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended November 30, 2004, the Fund made purchases of $989,520,626 and sales of $1,202,149,481 of investment securities other than short-term investments.

At November 30, 2004, the cost of investments for federal income tax purposes was $1,370,170,057. At November 30, 2004, net unrealized appreciation was $186,920,110, of which $210,549,764 related to unrealized appreciation of investments and $23,629,654 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended November 30, 2004 and 2003 was as follows:

                                                               Year Ended
                                                         11/30/04     11/30/03
                                                         --------     --------
  Ordinary income                                       $14,541,479  $7,350,785

As of November 30, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                      $1,502,651,211
  Undistributed ordinary income                           7,408,081
  Undistributed long-term capital gain                    1,264,234
 *Capital loss carryforwards                           (134,745,369)
  Unrealized appreciation of investments                186,920,110
                                                     --------------
  Net assets                                         $1,563,498,267
                                                     ==============

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Fund utilized $104,522,311 in 2004. The remaining capital loss carryforwards expire as follows: $20,170,293 expires in 2007, $20,496,938 expires in 2008, $40,482,074 expires in 2009,
$38,177,581 expires in 2010 and $15,418,483 expires in 2011.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended November 30, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to capital loss carry forward loss limitations in accordance with Internal Revenue Code. Results of operations and net assets were not affected by these reclassifications.

  Accumulated net realized loss                        $ 38,386,838
  Paid-in Capital                                       (38,386,838)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                               Year Ended
                                                        11/30/04     11/30/03
Shares sold:
  Class A                                               4,964,886     2,284,578
  Class B                                                 678,008       583,138
  Class C                                                 877,784       255,741
  Class R                                                  35,956        41,125
  Institutional Class                                   1,681,375       917,732

Shares issued from merger(1):
  Class A                                              20,875,666            --
  Class B                                               7,663,320            --
  Class C                                               1,286,419            --
  Institutional Class                                   2,113,326            --

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                                 660,691       407,803
  Class B                                                  24,710         2,350
  Class C                                                   4,891           369
  Class R                                                     471             4
  Institutional Class                                      58,725        24,293
                                                      -----------   -----------
                                                       40,926,228     4,517,133
                                                      -----------   -----------
Shares repurchased:
  Class A                                             (12,086,933)   (8,338,255)
  Class B                                              (2,666,885)   (1,319,726)
  Class C                                                (665,430)     (183,907)
  Class R                                                  (8,211)         (819)
  Institutional Class                                  (2,098,242)     (458,715)
                                                      -----------   -----------
                                                      (17,525,701)  (10,301,422)
                                                      -----------   -----------
Net increase (decrease)                                23,400,527    (5,784,289)
                                                      ===========   ===========

(1) See Note #6

For the years ended November 30, 2004 and 2003, 647,252 Class B shares were converted to 643,183 Class A shares valued at $11,138,820 and 211,325 Class B shares were converted to 209,990 Class A shares valued at $3,118,790, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. FUND MERGER
Effective March 29, 2004, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund, respectively, each an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

NOTES                                              DELAWARE LARGE CAP VALUE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

6. FUND MERGER (CONTINUED)
The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund as of the close of business on March 26, 2004 were as follows:

                                                                   Accumulated
                                                 Net Unrealized    Net Realized
                                   Net Assets     Appreciation        Losses
                                  ------------    ------------    -------------
Delaware Core Equity Fund         $ 24,162,687    $ 3,890,995     $  (2,438,179)
Delaware Devon Fund                 85,017,709      6,162,170       (64,550,847)
Delaware Growth and
  Income Fund                      433,169,557     46,754,264       (88,845,597)
                                  ------------    -----------     -------------
                                  $542,349,953    $56,807,429     $(155,834,623)
                                  ============    ===========     =============

The net assets of the Fund prior to the Reorganization were $1,110,631,768.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of November 30, 2004, or at any time during the year.

8. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At November 30, 2004, the market value of the securities on loan was $50,780,473, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

10. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended November 30, 2004, the Fund designates distributions paid during the year as follows:

       (A)                   (B)
    Long-Term             Ordinary
   Capital Gains           Income              Total              (C)
   Distributions        Distributions      Distributions       Qualifying
   (Tax Basis)           (Tax Basis)        (Tax Basis)       Dividends(1)
  --------------        -------------      -------------      ------------
       --                   100%               100%               100%

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

For the fiscal year ended November 30, 2004, certain dividends paid by the Fund may be subject to maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $14,541,479 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Equity Funds II -- Delaware Large Cap
Value Fund

We have audited the accompanying statement of net assets of the Delaware Large Cap Value Fund (one of the series constituting Delaware Group Equity Fund II) (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Large Cap Value Fund of Delaware Group Equity Funds II at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                   Ernst & Young LLP

Philadelphia, Pennsylvania
January 14, 2005

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   NUMBER OF           OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND   DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)       COMPLEX OVERSEEN      HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING          BY TRUSTEE/DIRECTOR TRUSTEE/ DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)    Chairman, President,       4 Years -           Since August 2000,             75             None
   2005 Market Street  Chief Executive Officer, Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA       and Trustee(4)                          various executive capacities
       19103                                         1 Year -          at different times at
                                                      Trustee         Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee            16 Years              Board Chairman -            92             None
   2005 Market Street                                              Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee            25 Years(3)           Private Investor            92       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103                                                                                                  President/Director -
                                                                                                               22 WR Corporation
August 7, 1937


   JOHN A. FRY                   Trustee(4)         3 Years                  President -              75          Director -
 2005 Market Street                                                    Franklin & Marshall College              Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee            11 Years        Founder/Managing Director -       92             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                   NUMBER OF           OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND   DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)       COMPLEX OVERSEEN      HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING          BY TRUSTEE/DIRECTOR TRUSTEE/ DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee             15 Years     Treasurer/Chief Fiscal Officer -    92           Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
     19103                                                                                                        Warhol Foundation

                                                                                                                     Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee             10 Years               President/Chief           92           Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                     Director -
                                                                            and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
   February 25, 1936                                                                                                Director -
                                                                                                                Digital River Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

                                                                                                                 Director - Valmont
                                                                                                                   Industries, Inc.


   JANET L. YEOMANS              Trustee             5 Years            Vice President/Mergers &      92             None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive             1 Year          Mr. Hastings has served in       92             None(5)
    2005 Market Street       Vice President                          various executive capacities
     Philadelphia, PA              and                                  at different times at
         19103               Chief Financial                            Delaware Investments.
                                 Officer


   Decenber 19, 1949

   RICHELLE S. MAESTRO   Executive Vice President,    1 Year         Ms. Maestro has served in         92             None(5)
   2005 Market Street       Chief Legal Officer                    various executive capacities
    Philadelphia, PA          and Secretary                           at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF        Senior Vice President     8 Years          Mr. Bishof has served in        92             None(5)
   2005 Market Street           and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                       CONTACT INFORMATION
JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                        INVESTMENT MANAGER
Chairman                                       Executive Vice President and              Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                   Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                          NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                         Delaware Distributors, L.P.
Board Chairman                                 RICHELLE S. MAESTRO                       Philadelphia, PA
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary         SHAREHOLDER SERVICING, DIVIDEND
                                               Delaware Investments Family of Funds      DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                                 Philadelphia, PA                          Delaware Service Company, Inc.
Private Investor                                                                         2005 Market Street
Gwynedd Valley, PA                             MICHAEL P. BISHOF                         Philadelphia, PA 19103-7094
                                               Senior Vice President and Treasurer
JOHN A. FRY                                    Delaware Investments Family of Funds      FOR SHAREHOLDERS
President                                      Philadelphia, PA                          800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                            FOR SECURITIES DEALERS AND FINANCIAL
                                                                                         INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                         800 362-7500
Managing Director
Anthony Knerr & Associates                                                               WEB SITE
New York, NY                                                                             www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9105)                                                        Printed in the USA
AR-001 [11/04] IVES 1/05                                                   J9925

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
CORE-EQUITY                               A member of Lincoln Financial Group(R)




ANNUAL REPORT NOVEMBER 30, 2004
--------------------------------------------------------------------------------
              DELAWARE SOCIAL AWARENESS FUND




[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     5
-----------------------------------------------------------------
SECTOR ALLOCATION                                               6
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       7

  Statement of Operations                                      10

  Statements of Changes in Net Assets                          11

  Financial Highlights                                         12

  Notes to Financial Statements                                16
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      19
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     20
-----------------------------------------------------------------






    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

PORTFOLIO                                         DELAWARE SOCIAL AWARENESS FUND
  MANAGEMENT REVIEW                               December 10, 2004

FUND MANAGER
Christopher S. Adams
Vice President, Portfolio Manager

Q: HOW DID THE FUND AND THE MARKETS IN GENERAL PERFORM DURING THE 12-MONTH
PERIOD?
A: The equity markets experienced significant volatility during the 12-month period ended November 30, 2004, as investors remained uncertain about many domestic and global situations. Early in the fiscal year, strong corporate earnings and positive economic releases prompted renewed investor confidence. As the period progressed, rising oil prices brought inflationary concerns. The ongoing conflict in Iraq, the declining dollar, and a changing Federal Reserve policy further contributed to market volatility. Finally, throughout much of the 12-month period, the presidential campaign dominated the news, with polls indicating the race was too close to call. Once the election passed, investors moved beyond uncertainty and again focused on the economy, more stable oil prices, corporate earnings, and the events most pertinent to the markets. The fiscal year ended on a positive note and a post-election rally ensued.

For the fiscal year ended November 30, 2004, Delaware Social Awareness Fund returned +10.97% (Class A shares at net asset value with distributions reinvested); the benchmark Russell 1000 Index and the S&P 500 Index rose by +12.66% and +12.85%, respectively. The Fund's performance trailed the +11.53% gain in the Lipper Multi-Cap Core Funds Average (an average return of 699 multi-cap core funds).

It is worth noting that the Fund faces considerable investment restrictions because of its social responsibility mandate. Yet, despite limitations, the Fund earned favorable absolute returns and fared quite well relative to the benchmark indexes and its peers which do not face similar limitations.

Q: PLEASE DESCRIBE THE SOCIAL MANDATE TO WHICH THE FUND ADHERES.
A: While expected returns will always be important considerations, many investors do not make decisions based on performance alone. A growing number of individuals and institutions find value in investing for the good of the community, the economy, and/or the environment. We have incorporated a number of screens into our analysis to best meet the desires of the socially conscious investor.

The Fund will avoid companies that:

  o engage in activities damaging to the environment;

  o produce nuclear power;

  o manufacture military weapons;

  o produce or promote alcohol, tobacco, or related products;

  o participate in or promote gambling activities;

  o conduct animal testing for non-medical purposes.

We engage an independent research firm to share its expertise and judgment about socially responsible companies. By analyzing related financial filings, company news, and ongoing business activities, pre-defined social screens are applied to a universe of stocks that comprises the benchmark.

Once the social screens have narrowed the universe of investment opportunities, our own proprietary, quantitative models measure the current valuations, expected returns, and risk characteristics of the remaining stocks. We then determine the validity of the output of our models by including a qualitative element, to limit the risk that a recently developing issue might impact the future performance of the stocks. This qualitative, fundamental analysis is focused on earnings, cash flow, and other balance sheet measures, as well as the strength of the companies' management teams and business outlooks. Finally, we seek to ensure that the resulting investment portfolio possesses risk characteristics similar to its benchmark index.

Q: PLEASE DISCUSS THE SPECIFIC CHALLENGES YOU FACE WHEN ADHERING TO THE SOCIAL AWARENESS RESTRICTIONS.
A: Because of the nature of their business models, companies within certain industry sectors may be more affected by the social screens. For example, pharmaceutical companies may engage in animal testing, while consumer discretionary firms may promote alcohol or tobacco products. To compensate for such restrictions and to structure a fund with similar composition and risk characteristics as the benchmark, we often invest in positions of substitute companies that do not engage in these activities.

For example, during the past 12 months, many energy-related stocks surged because of the significant rise in oil prices. Exxon Mobil comprises a sizable position within the Russell 1000 Index and -- without social screens in place -- would have been a viable candidate for the Fund. The stock rose 45 percent during the fiscal year, boosting the benchmark index. We are unable to own this stock, and sought out substitute companies within the energy sector that pass our social screens. To compensate, we owned a position in Burlington Resources, an oil services company that increased more than 85 percent during the period.

Likewise, General Electric was another large benchmark component (representing over three percent of the Russell 1000 Index) that climbed significantly in the period but does not pass the Fund's social screens. General Electric gained 26 percent during the year. Among similar consumer-related companies, the Fund held Emerson Electric, which rose just over 12 percent during the fiscal year. Though Emerson possesses similar characteristics to General Electric in terms of its electrical equipment business, it fails to provide exposure to other markets that are a part of GE operations, such as GE's financial services division.

Q: PLEASE DISCUSS SOME OF THE OTHER HOLDINGS THAT POSITIVELY CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE FISCAL YEAR.
A: In addition to Burlington Resources, the Fund benefited from owning several other energy-related companies during the period. These included well-performing stocks such as EOG Resources, Apache, and BJ Services. An exploration and development holding, Noble Energy returned 62 percent during the 12-month period. While we held somewhat small positions in each of these stocks, their combined performance allowed us to compensate within the energy sector for missing the performance of Exxon Mobil, a very large benchmark constituent.

During the period, the optimistic consumer continued to provide strength to the economy. Among consumer discretionary companies, we owned Nordstrom and Limited Brands, which both benefited from renewed consumer demand. Additionally, Gillette and Kellogg offered positive returns within the consumer staples sector.

Our social screens also led us to avoid certain healthcare companies that were impacted by negative news regarding pharmaceutical products. Lawsuits concerning the arthritis drug Vioxx prompted Merck to decline 29 percent during the period. Likewise, drug manufacturer Pfizer dropped 15 percent. Within this sector, the Fund was rewarded by instead holding medical supply companies such as C.R. Bard and Becton, Dickinson, & Co.

Finally, among technology issues, software company Adobe Systems continued to benefit from its successful product line and solid business plan. During the 12-month period, its stock price increased by 47 percent. Dell surged 17 percent during the fiscal year, primarily during the latter part of the period. The company continues to increase its PC market share, and also is successfully expanding its volume in both servers and printers.

Q: PLEASE DISCUSS SOME OF THE ISSUES THAT NEGATIVELY IMPACTED THE FUND'S PERFORMANCE DURING THE PERIOD.
A: In addition to missing key performance gains in energy, which impeded the Fund's relative performance, technology holdings more directly contributed to negative performance. In many cases, the technology sector is relatively unaffected by social screens, so the Fund does not face as many restrictions in this area. Our positive outlook for semiconductors proved incorrect during the year, and Fund holding Intel declined by 33 percent. Likewise, networking company Cisco Systems dropped by 17 percent, as a result of slower growth prospects.

The Fund's performance versus its benchmark also suffered from certain strong technology performers that we either failed to own, or owned less than the percentage appearing in the index. For example, Apple Computer, which we failed to own, skyrocketed 221 percent on the success of its iPod digital music player. Similarly, we did not own the Internet company Yahoo, which surged 75 percent during the fiscal year. Finally, with Qualcomm, a leader among wireless telecommunication technologies, our position was smaller than that in the benchmark.

DELAWARE
  SOCIAL AWARENESS FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/ performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Social Awareness Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money.

FUND PERFORMANCE
Average Annual Total Returns
Through November 30, 2004                      Lifetime   Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 2/24/97)
Excluding Sales Charge                          +4.48%      -1.77%      +10.97%
Including Sales Charge                          +3.68%      -2.92%       +4.63%
--------------------------------------------------------------------------------
Class B (Est. 2/24/97)
Excluding Sales Charge                          +3.69%      -2.51%      +10.15%
Including Sales Charge                          +3.69%      -2.90%       +6.15%
--------------------------------------------------------------------------------
Class C (Est. 2/24/97)
Excluding Sales Charge                          +3.70%      -2.49%      +10.14%
Including Sales Charge                          +3.70%      -2.49%       +9.14%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. No Class R shares were made available during the periods shown.

The average annual total returns for the lifetime, five-year, and one-year periods ended November 30, 2004 for Delaware Social Awareness Fund's Institutional Class were +4.74%, -1.51%, and +11.29%, respectively. Institutional Class shares were first made available on February 24, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Social Awareness Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol: DEQNX

DELAWARE
  SOCIAL AWARENESS FUND

FUND BASICS
As of November 30, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks long-term capital appreciation.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$48.54 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
144
--------------------------------------------------------------------------------
FUND START DATE:
February 24, 1997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGER:
Christopher S. Adams holds both a bachelor's and master's degrees in history and economics from Oxford University, England and received a MBA with dual majors in finance and insurance/risk management from the Wharton School of Business at the University of Pennsylvania. He joined Delaware Investments in 1995 after several years' experience in the financial services industry in the U.S. and U.K. Mr. Adams is a CFA charterholder.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A   DEQAX
Class B   DEQBX
Class C   DEQCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
February 24, 1997 through November 30, 2004

                  DELAWARE SOCIAL
                  AWARENESS FUND
                  CLASS A SHARES      S&P 500 INDEX
                  --------------      -------------
Feb-97              $ 9,424              $10,000
Nov-97              $11,452              $12,224
Nov-98              $12,543              $15,141
Nov-99              $14,480              $18,306
Nov-00              $13,299              $17,534
Nov-01              $11,996              $15,391
Nov-02              $10,013              $12,850
Nov-03              $11,934              $14,788
Nov-04              $13,243              $16,688

Chart assumes $10,000 invested on February 24, 1997, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. The chart also assumes $10,000 invested in the S&P 500 Index at that month's end, February 28, 1997. After February 28, 1997, returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                      For the Period June 1, 2004 to November 30, 2004
  OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

DELAWARE SOCIAL AWARENESS FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                          Beginning     Ending        Annualized     Expenses
                                                           Account      Account        Expense     Paid During
                                                            Value        Value          Ratio         Period
                                                            6/1/04      11/30/04                    6/1/04 to
                                                                                                     11/30/04
--------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,051.50         1.50%         $7.69
Class B                                                     1,000.00    1,047.20         2.25%         11.52
Class C                                                     1,000.00    1,048.30         2.25%         11.52
Institutional Class                                         1,000.00    1,052.40         1.25%          6.41
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.50         1.50%         $7.57
Class B                                                     1,000.00    1,013.75         2.25%         11.33
Class C                                                     1,000.00    1,013.75         2.25%         11.33
Institutional Class                                         1,000.00    1,018.75         1.25%          6.31
--------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of November 30, 2004
  SOCIAL AWARENESS FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                   97.51%
--------------------------------------------------------------------------------
Basic Materials                                                 3.71%

Business Services                                               0.79%

Capital Goods                                                   4.19%

Communication Services                                          1.73%

Consumer Discretionary                                          5.98%

Consumer Services                                               2.18%

Consumer Staples                                                7.15%

Credit Cyclicals                                                1.20%

Energy                                                          7.05%

Finance                                                        22.49%

Health Care                                                    14.53%

Media                                                           5.09%

REITs                                                           1.36%

Technology                                                     17.29%

Transportation                                                  0.94%

Utilities                                                       1.83%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           1.84%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.35%
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.65%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------------

STATEMENT                                         DELAWARE SOCIAL AWARENESS FUND
  OF NET ASSETS                                   November 30, 2004

                                                      Number of         Market
                                                        Shares          Value
COMMON STOCK- 97.51%
Basic Materials - 3.71%
  Ecolab                                                12,600        $  440,748
  Lubrizol                                               2,800            96,740
  Masco                                                  4,200           148,134
 +Pactiv                                                15,100           375,235
  Praxair                                                8,300           372,670
  Sigma-Aldrich                                          6,200           370,326
                                                                      ----------
                                                                       1,803,853
                                                                      ----------
Business Services - 0.79%
  Deluxe                                                 3,700           146,298
  Pitney Bowes                                           5,400           236,358
                                                                      ----------
                                                                         382,656
                                                                      ----------
Capital Goods - 4.19%
 +American Standard                                      9,500           369,930
  Emerson Electric                                       9,000           601,380
  Fluor                                                  5,100           264,690
  Johnson Controls                                       6,100           374,540
  Teleflex                                               5,000           252,500
  York International                                     4,600           169,602
                                                                      ----------
                                                                       2,032,642
                                                                      ----------
Communication Services - 1.73%
  CenturyTel                                             4,700           154,724
  SBC Communications                                    17,300           435,441
  Telefonos de Mexico ADR                                7,100           248,571
                                                                      ----------
                                                                         838,736
                                                                      ----------
Consumer Discretionary - 5.98%
  Best Buy                                               5,000           281,900
 +Coach                                                  4,700           234,248
  Federated Department Stores                            2,900           158,920
  Gap                                                   11,800           257,830
  Home Depot                                            16,300           680,525
 +Kohl's                                                 5,500           253,880
  Limited Brands                                         2,222            54,306
  Nike Class B                                           3,400           287,844
  Nordstrom                                              6,800           297,500
  RadioShack                                             6,600           208,362
  Saks                                                  13,700           190,567
                                                                      ----------
                                                                       2,905,882
                                                                      ----------
Consumer Services - 2.18%
  Cendant                                                9,600           217,632
  McDonald's                                            14,300           439,582
  Southwest Airlines                                     6,100            95,953
  Yum! Brands                                            6,700           304,180
                                                                      ----------
                                                                       1,057,347
                                                                      ----------
Consumer Staples - 7.15%
  Clorox                                                 7,700           424,424
  Coca-Cola Enterprises                                 10,400           216,320
  CVS                                                    8,800           399,256
 +Energizer Holdings                                     4,300           200,810
  General Mills                                          3,100           141,019
  Gillette                                              13,900           604,511
  Heinz (H.J.)                                           7,100           263,836
  Kellogg                                                8,400           367,080
  Pepsi Bottling Group                                   6,900           193,338

                                                        Number of      Market
                                                          Shares       Value
COMMON STOCK (continued)
Consumer Staples (continued)
  Sara Lee                                                11,600     $   272,368
  Walgreen                                                 3,300         125,994
  Wrigley, (W.M.) Jr                                       3,800         261,440
                                                                     -----------
                                                                       3,470,396
                                                                     -----------
Credit Cyclicals - 1.20%
  KB Home                                                  4,000         351,560
  Magna International Class A                              2,900         229,477
                                                                     -----------
                                                                         581,037
                                                                     -----------
Energy - 7.05%
  Apache                                                   9,700         524,382
  BJ Services                                              6,800         344,556
  Burlington Resources                                    12,900         598,689
  EOG Resources                                            8,300         623,081
 +Nabors Industries                                        3,300         171,600
 +National-Oilwell                                         5,500         199,100
 +Newfield Exploration                                     4,400         276,540
 +Noble                                                    3,600         174,420
  Noble Energy                                             5,400         344,466
  Patterson-UTI Energy                                     8,300         166,000
                                                                     -----------
                                                                       3,422,834
                                                                     -----------
Finance - 22.49%
  Allstate                                                 5,500         277,750
  American Express                                         5,500         306,405
  American International Group                             9,600         608,160
 +Anthem                                                   1,800         182,394
  Bank of America                                         24,200       1,119,734
  Bear Stearns                                             1,000          97,580
  Berkley (W.R.)                                           4,500         204,075
  Capital One Financial                                    1,800         141,444
  CIT Group                                                6,500         277,875
  Citigroup                                               29,800       1,333,550
  Countrywide Financial                                   10,900         361,989
  Everest Re Group                                         2,100         176,967
  First Horizon National                                   3,100         135,470
  Freddie Mac                                              7,900         539,254
  Goldman Sachs Group                                      2,800         293,328
  JP Morgan Chase                                         20,500         771,825
  MBNA                                                     9,300         247,008
  Mellon Financial                                         8,500         248,370
  Merrill Lynch                                            7,000         389,970
  Morgan Stanley                                          13,400         680,050
  Nationwide Financial Services Class A                    3,400         127,772
  PMI Group                                                5,900         242,962
  PNC Financial Services Group                             2,400         130,560
  Prudential Financial                                     7,600         372,020
  UnitedHealth Group                                       2,900         240,265
  US Bancorp                                              12,500         370,375
  Washington Mutual                                        3,800         154,698
 +WellPoint Health Networks                                2,700         337,770
  Wells Fargo                                              6,200         382,974
  Zions Bancorporation                                     2,500         166,250
                                                                     -----------
                                                                      10,918,844
                                                                     -----------

STATEMENT                                         DELAWARE SOCIAL AWARENESS FUND
  OF NET ASSETS (CONTINUED)

                                                       Number of        Market
                                                        Shares          Value
COMMON STOCK (continued)
Health Care - 14.53%
  Abbott Laboratories                                    26,200       $1,099,352
  Allergan                                                2,700          198,450
 +Amgen                                                  11,100          666,444
  Bard (C.R.)                                             3,600          215,676
  Baxter International                                    3,700          117,105
  Beckman Coulter                                         3,400          222,564
  Becton Dickinson                                        5,300          290,334
  Biomet                                                  4,700          224,989
 +Express Scripts Class A                                 2,900          208,684
 +Forest Laboratories                                     2,700          105,219
 +Genentech                                               5,600          270,200
 +Gilead Sciences                                         7,500          258,450
  GlaxoSmithKline ADR                                    20,000          850,800
  Guidant                                                 5,800          376,014
  Lilly (Eli)                                            12,800          682,624
 +MedImmune                                               8,100          215,460
  Medtronic                                               7,700          369,985
  PerkinElmer                                            11,100          236,763
  Quest Diagnostics                                       2,500          234,375
 +Tenet Healthcare                                       19,200          208,320
                                                                      ----------
                                                                       7,051,808
                                                                      ----------
Media - 5.09%
  Clear Channel Communications                            8,700          293,016
 +Comcast Class A                                         5,400          162,216
 +Comcast Special Class A                                18,400          545,560
  Disney (Walt)                                          17,900          481,152
  Knight-Ridder                                           2,200          149,798
  Omnicom Group                                           1,600          129,600
 +Time Warner                                            40,100          710,171
                                                                      ----------
                                                                       2,471,513
                                                                      ----------
REITs - 1.36%
  Equity Office Properties Trust                          8,400          230,580
  Mills                                                   2,600          154,336
  ProLogis                                                6,900          277,587
                                                                      ----------
                                                                         662,503
                                                                      ----------
Technology - 17.29%
  Adobe Systems                                           6,400          387,584
 +Applied Materials                                       8,700          144,768
 +Cisco Systems                                          52,000          972,920
 +Dell                                                   21,500          871,180
 +DST Systems                                             4,600          224,250
 +eBay                                                    1,300          146,185
 +Electronic Arts                                         3,800          185,820
 +EMC                                                    19,400          260,348
  Hewlett-Packard                                        19,800          396,000
  Intel                                                  39,600          885,060
 +InterActiveCorp                                         7,600          187,644
 +Intuit                                                  4,500          188,280
 +Juniper Networks                                        7,100          195,463
  Microsoft                                              51,600        1,383,396
 +National Semiconductor                                  8,800          136,048
 +NEXTEL Communications Class A                          10,200          290,292
  Nokia ADR                                              13,100          211,827
 +Oracle                                                 26,700          338,022

                                                         Number of      Market
                                                          Shares        Value
COMMON STOCK (continued)
Technology (continued)
  QUALCOMM                                                 4,200     $   174,804
 +SanDisk                                                  6,600         149,028
  Sony ADR                                                 3,300         119,988
 +Storage Technology                                       4,500         131,130
  Texas Instruments                                       17,100         413,478
                                                                     -----------
                                                                       8,393,515
                                                                     -----------
Transportation - 0.94%
  FedEx                                                    4,800         456,144
                                                                     -----------
                                                                         456,144
                                                                     -----------
Utilities - 1.83%
  NSTAR                                                    3,400         172,210
  ONEOK                                                    6,900         192,648
  Puget Energy                                             7,700         180,950
  Questar                                                  6,700         340,427
                                                                     -----------
                                                                         886,235
                                                                     -----------
TOTAL COMMON STOCK (cost $36,432,170)                                 47,335,945
                                                                     -----------
                                                        Principal
                                                          Amount
REPURCHASE AGREEMENTS - 1.84%
With BNP Paribas 1.94% 12/1/04
  (dated 11/30/04, to be repurchased
  at $467,425 collateralized by $423,000
  U.S. Treasury Bills due 3/3/05,
  market value $420,678 and $56,700
  U.S. Treasury Bills due 5/12/05,
  market value $56,107)                                  $467,400        467,400

With UBS Warburg 1.94% 12/1/04
  (dated 11/30/04, to be repurchased at
  $426,623, collateralized by $142,200
  U.S. Treasury Bills due 12/23/04,
  market value $142,030 and $295,700
  U.S. Treasury Bills due 4/14/05,
  market value $293,302)                                  426,600        426,600
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $894,000)                                                        894,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 99.35%
  (cost $37,326,170)                                                  48,229,945
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.65%                                             314,788
                                                                     -----------
NET ASSETS APPLICABLE TO 4,740,698 SHARES
  OUTSTANDING - 100.00%                                              $48,544,733
                                                                     ===========
Net Asset Value - Delaware Social Awareness Fund
  Class A ($19,672,149 / 1,853,214 Shares)                                $10.62
                                                                          ------
Net Asset Value - Delaware Social Awareness Fund
  Class B ($20,856,240 / 2,089,670 Shares)                                 $9.98
                                                                          ------
Net Asset Value - Delaware Social Awareness Fund
  Class C ($7,379,069 / 739,009 Shares)                                    $9.99
                                                                          ------
Net Asset Value - Delaware Social Awareness Fund
  Institutional Class ($637,275 / 58,805 Shares)                          $10.84
                                                                          ------

STATEMENT                                         DELAWARE SOCIAL AWARENESS FUND
  OF NET ASSETS (CONTINUED)

COMPONENTS OF NET ASSETS AT NOVEMBER 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $53,864,738
Accumulated net realized loss on investments                        (16,223,780)
Net unrealized appreciation of investments                           10,903,775
                                                                    -----------
Total net assets                                                    $48,544,733
                                                                    ===========

+Non-income producing security for the year ended November 30, 2004.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE SOCIAL AWARENESS FUND
Net asset value Class A (A)                                              $10.62
Sales charge (5.75% of offering price) (B)                                 0.65
                                                                         ------
Offering price                                                           $11.27
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchases of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                         DELAWARE SOCIAL AWARENESS FUND
  OF OPERATIONS                                   Year Ended November 30, 2004

INVESTMENT INCOME:
  Dividends                                                             $883,727
  Interest                                                                 3,281  $  887,008
                                                                        --------  ----------

EXPENSES:
  Management fees                                                        368,469
  Distribution expenses -- Class A                                        59,364
  Distribution expenses -- Class B                                       215,907
  Distribution expenses -- Class C                                        69,868
  Dividend disbursing and transfer agent fees and expenses               279,847
  Registration fees                                                       49,302
  Accounting and administration expenses                                  17,598
  Reports and statements to shareholders                                  15,603
  Legal and professional fees                                              4,915
  Trustees' fees                                                           3,492
  Custodian fees                                                           2,531
  Pricing fees                                                             1,351
  Other                                                                    2,972   1,091,219
                                                                        --------
  Less expenses absorbed or waived                                                  (130,695)
  Less waiver of distribution expenses -- Class A                                     (9,894)
  Less expenses paid indirectly                                                         (111)
                                                                                  ----------
  Total expenses                                                                     950,519
                                                                                  ----------
NET INVESTMENT LOSS                                                                  (63,511)
                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                 2,193,855
  Net change in unrealized appreciation/depreciation of investments                2,703,279
                                                                                  ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                    4,897,134
                                                                                  ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $4,833,623
                                                                                  ==========

See accompanying notes

STATEMENTS                                        DELAWARE SOCIAL AWARENESS FUND
  OF CHANGES IN NET ASSETS

                                                                                                   Year Ended
                                                                                             11/30/04       11/30/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                      $   (63,511)   $  (214,557)
  Net realized gain (loss) on investments                                                    2,193,855     (3,078,229)
  Net change in unrealized appreciation/depreciation of investments                          2,703,279     11,081,813
                                                                                           -----------    -----------
  Net increase in net assets resulting from operations                                       4,833,623      7,789,027
                                                                                           -----------    -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                  3,931,369      2,961,003
    Class B                                                                                  1,352,976      1,417,132
    Class C                                                                                  1,853,733        969,314
    Institutional Class                                                                        345,533        205,257
                                                                                           -----------    -----------
                                                                                             7,483,611      5,552,706
                                                                                           -----------    -----------
  Cost of shares repurchased:
    Class A                                                                                 (5,974,240)    (4,853,548)
    Class B                                                                                 (4,712,297)    (4,557,684)
    Class C                                                                                 (1,381,313)    (1,077,760)
    Institutional Class                                                                      (547,760)       (106,021)
                                                                                           -----------    -----------
                                                                                           (12,615,610)   (10,595,013)
                                                                                           -----------    -----------
  Decrease in net assets derived from capital share transactions                            (5,131,999)    (5,042,307)
                                                                                           -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                         (298,376)     2,746,720

NET ASSETS:
  Beginning of year                                                                         48,843,109     46,096,389
                                                                                           -----------    -----------
  End of year (there was no undistributed net investment income at either year end)        $48,544,733    $48,843,109
                                                                                           ===========    ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      DELAWARE SOCIAL AWARENESS FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                             11/30/04    11/30/03     11/30/02    11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.570      $8.030       $9.620     $11.820      $13.010

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)                                 0.029      (0.004)      (0.007)     (0.039)      (0.064)
Net realized and unrealized gain (loss) on investments          1.021       1.544       (1.583)     (0.991)      (0.981)
                                                              -------      ------       ------     -------      -------
Total from investment operations                                1.050       1.540       (1.590)     (1.030)      (1.045)
                                                              -------      ------       ------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (1.170)      (0.145)
                                                              -------      ------       ------     -------      -------
Total dividends and distributions                                  --          --           --      (1.170)      (0.145)
                                                              -------      ------       ------     -------      -------
NET ASSET VALUE, END OF PERIOD                                $10.620      $9.570       $8.030     $ 9.620      $11.820
                                                              =======      ======       ======     =======      =======

TOTAL RETURN(2)                                                10.97%      19.18%      (16.53%)     (9.80%)      (8.15%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $19,672     $19,670      $18,391     $26,043      $36,206
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.50%        1.50%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.82%       2.00%        1.90%       1.75%        1.63%
Ratio of net investment income (loss) to average net assets     0.30%      (0.04%)      (0.08%)     (0.39%)      (0.45%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.02%)     (0.54%)      (0.48%)     (0.64%)      (0.58%)
Portfolio turnover                                                35%         60%          34%         50%          68%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      DELAWARE SOCIAL AWARENESS FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                             11/30/04    11/30/03     11/30/02    11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.060      $7.670       $9.250     $11.490      $12.740

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.041)     (0.062)      (0.069)     (0.113)      (0.155)
Net realized and unrealized gain (loss) on investments          0.961       1.452       (1.511)     (0.957)      (0.950)
                                                               ------      ------       ------     -------      -------
Total from investment operations                                0.920       1.390       (1.580)     (1.070)      (1.105)
                                                               ------      ------       ------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (1.170)      (0.145)
                                                               ------      ------       ------     -------      -------
Total dividends and distributions                                  --          --           --      (1.170)      (0.145)
                                                               ------      ------       ------     -------      -------
NET ASSET VALUE, END OF PERIOD                                 $9.980      $9.060       $7.670     $ 9.250      $11.490
                                                               ======      ======       ======     =======      =======

TOTAL RETURN(2)                                                10.15%      18.12%      (17.08%)    (10.49%)      (8.80%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $20,856     $22,145      $21,737     $30,376      $36,301
Ratio of expenses to average net assets                         2.25%       2.25%        2.25%       2.25%        2.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.52%       2.70%        2.60%       2.45%        2.33%
Ratio of net investment loss to average net assets             (0.45%)     (0.79%)      (0.83%)     (1.14%)      (1.20%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.72%)     (1.24%)      (1.18%)     (1.34%)      (1.28%)
Portfolio turnover                                                35%         60%          34%         50%          68%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      DELAWARE SOCIAL AWARENESS FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                             11/30/04    11/30/03     11/30/02    11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.070      $7.670       $9.260     $11.490      $12.740

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.041)     (0.062)      (0.069)     (0.113)      (0.154)
Net realized and unrealized gain (loss) on investments          0.961       1.462       (1.521)     (0.947)      (0.951)
                                                               ------      ------       ------     -------      -------
Total from investment operations                                0.920       1.400       (1.590)     (1.060)      (1.105)
                                                               ------      ------       ------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (1.170)      (0.145)
                                                               ------      ------       ------     -------      -------
Total dividends and distributions                                  --          --           --      (1.170)      (0.145)
                                                               ------      ------       ------     -------      -------
NET ASSET VALUE, END OF PERIOD                                 $9.990      $9.070       $7.670      $9.260      $11.490
                                                               ======      ======       ======     =======      =======

TOTAL RETURN(2)                                                10.14%      18.25%      (17.17%)    (10.39%)      (8.80%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,379      $6,258       $5,418      $9,115      $10,459
Ratio of expenses to average net assets                         2.25%       2.25%        2.25%       2.25%        2.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.52%       2.70%        2.60%       2.45%        2.33%
Ratio of net investment loss to average net assets             (0.45%)     (0.79%)      (0.83%)     (1.14%)      (1.20%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.72%)     (1.24%)      (1.18%)     (1.34%)      (1.28%)
Portfolio turnover                                                35%         60%          34%         50%          68%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                DELAWARE SOCIAL AWARENESS FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                             11/30/04    11/30/03     11/30/02    11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.740      $8.160       $9.750     $11.930      $13.090

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)                                 0.054       0.017        0.015      (0.014)      (0.024)
Net realized and unrealized gain (loss) on investments          1.046       1.563       (1.605)     (0.996)      (0.991)
                                                              -------      ------       ------     -------      -------
Total from investment operations                                1.100       1.580       (1.590)     (1.010)      (1.015)
                                                              -------      ------       ------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (1.170)      (0.145)
                                                              -------      ------       ------     -------      -------
Total dividends and distributions                                  --          --           --      (1.170)      (0.145)
                                                              -------      ------       ------     -------      -------
NET ASSET VALUE, END OF PERIOD                                $10.840      $9.740       $8.160     $ 9.750      $11.930
                                                              =======      ======       ======     =======      =======

TOTAL RETURN(2)                                                11.29%      19.36%      (16.31%)     (9.52%)      (7.87%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $637        $770         $550        $533         $337
Ratio of expenses to average net assets                         1.25%       1.25%        1.25%       1.25%        1.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.52%       1.70%        1.60%       1.45%        1.33%
Ratio of net investment income (loss) to average net assets     0.55%       0.21%        0.17%      (0.14%)      (0.20%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      0.28%      (0.24%)      (0.18%)     (0.34%)      (0.28%)
Portfolio turnover                                                35%         60%          34%         50%          68%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                             DELAWARE SOCIAL AWARENESS FUND
  TO FINANCIAL STATEMENTS                         November 30, 2004

Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Value Fund (formerly Delaware Diversified Value Fund), Delaware Large Cap Value (formerly Delaware Decatur Equity Income Fund), and Delaware Social Awareness Fund. These financial statements and the related notes pertain to Delaware Social Awareness Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of November 30, 2004, Class R had not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $100 for the year ended November 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended November 30, 2004 were approximately $11. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.25% of average daily net assets of the Fund through January 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through January 31, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At November 30, 2004, the Fund had receivables from or liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                      $30,008
  Dividend disbursing, transfer agent, accounting and
    administration fees other expenses payable to DSC            16,625
  Other expenses payable to DMC and affiliates*                  18,352

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                             DELAWARE SOCIAL AWARENESS FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended November 30, 2004, the Fund was charged $1,910 for internal legal services provided by DMC.

For the year ended November 30, 2004, DDLP earned $16,077 commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended November 30, 2004, the Fund made purchases of $17,080,684 and sales of $23,331,894 of investment securities other than short-term investments.

At November 30, 2004, the cost of investments for federal income tax purposes was $37,548,377. At November 30, 2004, the net unrealized appreciation was $10,681,568, of which $11,339,145 related to unrealized appreciation of investments and $657,577 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends and distributions paid for the years ended November 30, 2004 and 2003.

As of November 30, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                         $53,864,738
  Capital loss carryforwards                            (16,001,573)
  Unrealized appreciation of investments                 10,681,568
                                                        -----------
  Net assets                                            $48,544,733
                                                        ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $2,084,340 was utilized in 2004. The remaining capital loss carryforwards expire as follows: $98,910 expires in 2009, $13,031,715 expires in 2010 and $2,870,948 expires in 2011.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended November 30, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

   Accumulated net
   investment loss            Paid-in capital
   ---------------            ---------------
      $63,511                    $(63,511)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                               Year Ended
                                                          11/30/04    11/30/03
Shares sold:
  Class A                                                   392,469     353,669
  Class B                                                   142,551     181,715
  Class C                                                   195,437     120,566
  Institutional Class                                        33,615      24,548
                                                         ----------  ----------
                                                            764,072     680,498
                                                         ----------  ----------

Shares repurchased:
  Class A                                                  (595,506)   (586,394)
  Class B                                                  (496,609)   (572,463)
  Class C                                                  (146,707)   (136,574)
  Institutional Class                                       (53,837)    (12,942)
                                                         ----------  ----------
                                                         (1,292,659) (1,308,373)
                                                         ----------  ----------
Net decrease                                               (528,587)   (627,875)
                                                         ==========  ==========

For the years ended November 30, 2004 and 2003, 3,129 Class B shares were converted to 2,951 Class A shares valued at $29,760 and 3,126 Class B shares were converted to 2,977 Class A shares valued at $24,653, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments
Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of November 30, 2004, or at any time during the year.

7. CREDIT AND MARKET RISKS
The Fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

NOTES                                             DELAWARE SOCIAL AWARENESS FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

9. SUBSEQUENT EVENTS (UNAUDITED)
At a Special Meeting of Shareholders held on January 5, 2005, the shareholders of the Delaware Social Awareness Fund voted to approve a proposed Agreement and Plan of Reorganization (the "Reorganization") among Delaware Group Equity Funds II, on behalf of the Delaware Social Awareness Fund, Calvert Social Investment Fund, on behalf of the Equity Portfolio (the "CSIF Equity Portfolio"), and Calvert Asset Management Company, Inc. providing for: (i) the acquisition by the CSIF Equity Portfolio of substantially all of the assets of the Delaware Social Awareness Fund in exchange for shares of the CSIF Equity Portfolio; (ii) the pro rata distribution of those shares of the CSIF Equity Portfolio to the shareholders of the Delaware Social Awareness Fund; and (iii) the liquidation and dissolution of the Delaware Social Awareness Fund. The result of the voting on the proposed Reorganization at the Special Meeting of Shareholders was as follows:

                                    Shares           Shares         Shares
  Proposal                         Voted For     Voted Against     Abstained
  --------                         ---------     -------------     ---------
Approval of
Agreement and
Plan of
Reorganization                   1,581,631.870     58,465.360      56,597.253

It is expected that the CSIF Equity Portfolio will acquire all of the assets of the Delaware Social Awareness Fund on or about January 21, 2005 pursuant to the Agreement and Plan of Reorganization. The shareholders of the Delaware Social Awareness Fund will receive shares of the CSIF Equity Portfolio equal in value to the aggregate net asset value of their shares in the Delaware Social Awareness Fund prior to the Reorganization based on the net asset value per share of the CSIF Equity Portfolio. The Reorganization will be treated as a non-taxable event for federal income tax purposes. Accordingly, the shareholders of the Delaware Social Awareness Fund will not recognize any gain or loss upon the exchange of their Delaware Social Awareness Fund shares for shares of the CSIF Equity Portfolio to be received in the Reorganization, and the basis of the CSIF Equity Portfolio shares received by Delaware Social Awareness Fund shareholders in the Reorganization will be the same as their basis for the shares of the Delaware Social Awareness Fund to be surrendered in the Reorganization.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Delaware Group Equity Funds II -- Delaware Social
Awareness Fund

We have audited the accompanying statement of net assets of the Delaware Social Awareness Fund (one of the series constituting Delaware Group Equity Funds II) (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Social Awareness Fund of Delaware Group Equity Funds II at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                         Ernst & Young LLP

Philadelphia, Pennsylvania
January 14, 2005

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   NUMBER OF           OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND   DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)       COMPLEX OVERSEEN      HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING          BY TRUSTEE/DIRECTOR TRUSTEE/ DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)    Chairman, President,       4 Years -           Since August 2000,             75             None
   2005 Market Street  Chief Executive Officer, Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA       and Trustee(4)                          various executive capacities
       19103                                         1 Year -          at different times at
                                                      Trustee         Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee            16 Years              Board Chairman -            92             None
   2005 Market Street                                              Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee            25 Years(3)           Private Investor            92       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103                                                                                                  President/Director -
                                                                                                               22 WR Corporation
  August 7, 1937


   JOHN A. FRY                   Trustee(4)         3 Years                  President -              75          Director -
 2005 Market Street                                                    Franklin & Marshall College              Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee            11 Years        Founder/Managing Director -       92             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

  December 7, 1938

                                                                                                   NUMBER OF           OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND   DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)       COMPLEX OVERSEEN      HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING          BY TRUSTEE/DIRECTOR TRUSTEE/ DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee             15 Years     Treasurer/Chief Fiscal Officer -    92           Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
     19103                                                                                                        Warhol Foundation

                                                                                                                     Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee             10 Years               President/Chief           92           Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                     Director -
                                                                            and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
   February 25, 1936                                                                                                Director -
                                                                                                                Digital River Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

                                                                                                                 Director - Valmont
                                                                                                                   Industries, Inc.


   JANET L. YEOMANS              Trustee             5 Years            Vice President/Mergers &      92             None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive             1 Year          Mr. Hastings has served in       92             None(5)
    2005 Market Street       Vice President                          various executive capacities
     Philadelphia, PA              and                                  at different times at
         19103               Chief Financial                            Delaware Investments.
                                 Officer


   Decenber 19, 1949

   RICHELLE S. MAESTRO   Executive Vice President,    1 Year         Ms. Maestro has served in         92             None(5)
   2005 Market Street       Chief Legal Officer                    various executive capacities
    Philadelphia, PA          and Secretary                           at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF        Senior Vice President     8 Years          Mr. Bishof has served in        92             None(5)
   2005 Market Street           and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Social Awareness Fund, but may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Social Awareness Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
JUDE T. DRISCOLL                             JOSEPH H. HASTINGS                          INVESTMENT MANAGER
Chairman                                     Executive Vice President and                Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                            NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                         Delaware Distributors, L.P.
Board Chairman                               RICHELLE S. MAESTRO                         Philadelphia, PA
Citadel Construction Corporation             Executive Vice President,
King of Prussia, PA                          Chief Legal Officer and Secretary           SHAREHOLDER SERVICING, DIVIDEND
                                             Delaware Investments Family of Funds        DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                               Philadelphia, PA                            Delaware Service Company, Inc.
Private Investor                                                                         2005 Market Street
Gwynedd Valley, PA                           MICHAEL P. BISHOF                           Philadelphia, PA 19103-7094
                                             Senior Vice President and Treasurer
JOHN A. FRY                                  Delaware Investments Family of Funds        FOR SHAREHOLDERS
President                                    Philadelphia, PA                            800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                            FOR SECURITIES DEALERS AND FINANCIAL
                                                                                         INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                         800 362-7500
Managing Director
Anthony Knerr & Associates                                                               WEB SITE
New York, NY                                                                             www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9106)                                                        Printed in the USA
AR-147 [11/04] IVES 1/05                                                   J9915

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
VALUE-EQUITY                              A member of Lincoln Financial Group(R)




ANNUAL REPORT NOVEMBER 30, 2004
--------------------------------------------------------------------------------
              DELAWARE VALUE FUND




[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     5
-----------------------------------------------------------------
SECTOR ALLOCATION                                               6
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       7

  Statement of Operations                                       8

  Statements of Changes in Net Assets                           9

  Financial Highlights                                         10

  Notes to Financial Statements                                13
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      16
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     17
-----------------------------------------------------------------





    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

PORTFOLIO                                                    DELAWARE VALUE FUND
  MANAGEMENT REVIEW                                          December 10, 2004

FUND MANAGERS
D. Tysen Nutt, Jr.
Senior Portfolio Manager

Jordan L. Irving
Senior Portfolio Manager

Anthony A. Lombardi
Senior Portfolio Manager

Robert A. Vogel, Jr.
Senior Portfolio Manager

Q: HOW DID THE FUND AND EQUITY MARKETS PERFORM DURING THE 12-MONTH PERIOD?
A: During the 12-month period ended November 30, 2004, the Delaware Value Fund returned +14.59% (Class A shares at net asset value with distributions reinvested). During the same period, the Fund's benchmark, the Russell 1000 Value Index, rose +19.67%, while the Fund's peers in the Lipper Multi-Cap Value Funds category averaged +16.47%. It is worth noting, however, that the Fund did outperform the broad market, as measured by the +12.85% gain of the S&P 500 Index.

Despite strong absolute returns, the Fund underperformed its benchmark and peer group, predominantly due to sector allocation. For example, we held a smaller allocation within the positively performing financial sector than did our benchmark index; our underweight position hurt our relative performance. Likewise, we held overweight positions relative to the index in the poorly performing information technology and healthcare sectors.

Interest rate levels changed substantially during the year, as the Federal Reserve raised rates on four separate occasions. Rising rates affected financial services companies, in particular larger banks and investment brokerage houses. Consumer spending remained strong throughout most of the fiscal year, although we began to see some weaker reports toward the end of the period.

Corporate profit margins and earnings were high for most of the year, driving the continued economic expansion. We have recently begun to see some indications of slower growth, however, and have thus positioned our portfolio somewhat defensively. When compared to the broad market, we held overweighted positions in the utilities, telecommunications, and energy sectors at period end. These defensive positions should, in our opinion, benefit the portfolio in an environment of decelerating earnings growth.

Q: DID YOU ALTER YOUR INVESTMENT PHILOSOPHY OR STOCK SELECTION PROCESSES DURING THE FISCAL YEAR?
A: Quite simply, yes, there were substantial changes made to the Fund's investment philosophy and stock selection process during the year. We believe that these changes will enhance the profit potential of your Fund.

In early August 2004, we were installed as a new team of investment managers to oversee the Fund. Although new to the Delaware Investments family in 2004, our portfolio management team has been managing money together in our signature investment style for more than six years. Consistent with our traditional, value-based investment philosophy, the changes we made to the portfolio this year resulted in a decrease in the portfolio's price-to-earnings (P/E) ratio, an increase in its dividend yield, and a considerable decrease in the number of stocks held. These changes should, in our opinion, add to the defensive positioning of the portfolio and increase the Fund's potential to outpace the market.

Although there was substantial turnover within the portfolio in 2004 as we changed the Fund's holdings to meet our investment style, we tend to be patient, long-term-oriented investors and advocate a buy-and-hold style of investing. We purchase stocks with the intent to hold them until they return to fair value. Our investment horizon for each stock is typically two to four years. We seek to own companies that have fallen out of favor with the investment community, for one reason or another, and that trade at what we believe is a substantial discount to estimated intrinsic value. We expect the Fund's turnover level to decrease considerably during the coming year.

Q: CAN YOU DISCUSS SOME OF THE STOCKS THAT CONTRIBUTED TO THE FUND'S
PERFORMANCE?
A: Commodity companies, in general, offered positive performance during the past year. Within your portfolio, agricultural producer Archer-Daniels-Midland (ADM) was able to benefit from increasing prices in this area. ADM produces basic food ingredients like soy meal and oil, corn (for use as a sweetener), wheat for baked goods, and cocoa for use in chocolate products. During its past fiscal year, ADM posted increases in both net sales and net earnings while increasing its shareholder dividend. ADM has recently announced a plan to continue its stock buy-back program, a move that highlights management's positive outlook for the future of the company.

Also during the year, increases in manufacturing led to higher profits among industrial companies, leading to the industrial sector being the second best performer in the S&P 500. Within the sector, the railroad subindustry was one of the leading groups. Our holding in Burlington Northern Santa Fe (BNI), a leading U.S. railroad company, profited from manufacturing trends as companies contracted with BNI to haul their wares across the country. This was evidenced in the company's third quarter earnings results in which BNI had all-time record revenues, based upon "unprecedented demand." Burlington Northern transports coal, grain, chemicals, metals, minerals, and other goods across much of the U.S.

A dramatic rise in crude oil prices during the year led to strong profits among many energy companies. Within your portfolio, we held Exxon Mobil, ChevronTexaco, and ConocoPhillips, each of which performed well. As investor sentiment on the energy sector continues to improve, we will be closely monitoring our exposure to the sector and the valuations of our holdings in particular.

Q: CAN YOU ADDRESS SOME HOLDINGS THAT DID NOT PERFORM AS WELL DURING THE 12-MONTH PERIOD?
A: Insurance companies, in general, suffered poor performance as a result of a weakening commercial underwriting cycle and, later in the year, an in-depth probe into business practices of the brokerage industry. We owned both Aon and Hartford Financial Services, two financially strong companies, both of which succumbed to negative investor sentiment as a result of New York Attorney General Elliot Spitzer's focus on specific financial arrangements related to the structure of brokerage commissions. While there are likely to be changes to prior business models, we believe a longer-term focus on prospects alleviates near-term financial impacts that might result. Investment brokerage firm Morgan Stanley also performed poorly during the period. The firm's retail and institutional business activity remained sluggish against the poor capital markets backdrop, while its credit services business (Discover) struggled with organic growth and felt the financial pressure of a rising interest rate environment.

Pharmaceutical manufacturer and distributor Merck faced challenges during the year as its anti-inflammatory drug Vioxx was withdrawn from U.S. and international drug markets. Despite the legal liability surrounding the recall, Merck has significant assets and cash flow generation potential. In our opinion, Merck's compelling valuation makes it an attractive long-term holding. The company offers a secure dividend that is very high by historical standards. We believe its litigation risks are manageable given the company's other assets and we think the market's assessment of the company's long-term prospects is too pessimistic.

PC and enterprise hardware manufacturer Hewlett-Packard Company suffered somewhat during the year as a result of sluggish demand for technology products/services by large corporate customers, intense competition from other major players, and management execution issues. Despite some short-term setbacks, notably as they pertain to consistency, Hewlett-Packard offers shareholders long-term potential in our opinion. Anchored by the company's dominant franchise and strong product line-up in printing and imaging, Hewlett-Packard generates attractive levels of cash flow, is engaged in an aggressive stock buy-back program, and offers a compelling dividend relative to most large-cap technology companies.

DELAWARE
  VALUE FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/ performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Value Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Instances of high double digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

FUND PERFORMANCE
Average Annual Total Returns
Through November 30, 2004                   Lifetime  Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 9/15/98)
Excluding Sales Charge                       +6.52%     + 3.14%      +14.59%
Including Sales Charge                       +5.51%     + 1.92%      + 7.99%
--------------------------------------------------------------------------------
Class B (Est. 5/1/02)
Excluding Sales Charge                       +4.31%                  +13.69%
Including Sales Charge                       +3.30%                   +9.69%
--------------------------------------------------------------------------------
Class C (Est. 5/1/02)
Excluding Sales Charge                       +4.23%                  +13.80%
Including Sales Charge                       +4.23%                  +12.80%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. No Class R shares were made available during the periods shown.

The average annual total returns for the lifetime, five-year, and one-year periods ended November 30, 2004 for Delaware Value Fund's Institutional Class shares were + 6.63%, + 3.26%, and +14.83%, respectively. Institutional Class shares were first made available on September 15, 1998 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Value Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol: DDVIX

Delaware
  value fund

FUND BASICS
As of November 30, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks long-term capital appreciation.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$79.79 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
33
--------------------------------------------------------------------------------
FUND START DATE:
September 15, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGERS:
D. Tysen Nutt graduated from Dartmouth College with a BA degree. Before joining Delaware Investments in 2004, he managed large-cap value portfolios for both institutions and private clients at Van Deventer & Hoch (V&H), after which he moved to Merrill Lynch Investment Managers in 1994 and served as leader of the U.S. Active Large Cap Value Team, managing mutual funds and separate accounts for institutions and private clients.

Jordan L. Irving graduated from Yale University with a BA in american studies and earned a special diploma in social studies at Oxford University the following year. Before joining Delaware Investments in 2004, he served as a portfolio manager with the U.S. Active Large Cap Value Team of Merrill Lynch Investment Managers (MLIM).

Anthony A. Lombardi graduated from Hofstra University with a BBA and an MBA in finance. Before joining Delaware Investments in 2004, he served as a portfolio manager with the U.S. Active Large Cap Value Team of Merrill Lynch Investment Managers (MLIM). Mr. Lombardi is a CFA charterholder.

Robert A. Vogel, Jr. graduated from Loyola College in Maryland, earning both his BBA and MS in finance. He earned his MBA with a concentration in finance at the Wharton School of Business at the University of Pennsylvania. Before joining Delaware Investments in 2004, he served as a portfolio manager with the U.S. Active Large Cap Value Team of Merrill Lynch Investment Managers (MLIM). Mr. Vogel is a CFA charterholder.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DDVAX
Class B  DDVBX
Class C  DDVCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
September 15, 1998 (Fund's inception) through November 30, 2004

                     DELAWARE
                    DIVERSIFIED
                    VALUE FUND        RUSSELL 1000
                  CLASS A SHARES      VALUE INDEX
                  --------------      ------------
 9/30/98             $ 9,302            $10,000
11/30/98             $10,577            $11,277
11/30/99             $11,957            $12,458
11/30/00             $12,234            $12,760
11/30/01             $11,976            $12,358
11/30/02             $10,553            $11,171
11/30/03             $12,176            $13,089
11/30/04             $13,952            $15,664

Chart assumes $10,000 invested on September 15, 1998 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                      For the Period June 1, 2004 to November 30, 2004
  OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

DELAWARE VALUE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning     Ending     Annualized     Expenses
                                                            Account      Account      Expense    Paid During
                                                             Value        Value        Ratio        Period
                                                             6/1/04     11/30/04                  6/1/04 to
                                                                                                   11/30/04
-----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,068.50         1.00%        $5.17
Class B                                                     1,000.00    1,064.80         1.75%         9.03
Class C                                                     1,000.00    1,065.80         1.75%         9.03
Institutional Class                                         1,000.00    1,069.40         0.75%         3.88
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.00         1.00%        $5.05
Class B                                                     1,000.00    1,016.25         1.75%         8.82
Class C                                                     1,000.00    1,016.25         1.75%         8.82
Institutional Class                                         1,000.00    1,021.25         0.75%         3.79
-----------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                        As of November 30, 2004
  VALUE FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                   96.83%
--------------------------------------------------------------------------------
Consumer Discretionary                                          6.01%

Consumer Staples                                                9.32%

Energy                                                          8.96%

Financial                                                      23.35%

Healthcare                                                     16.66%

Industrials                                                     8.99%

Information Technology                                          8.78%

Materials                                                       3.00%

Telecommunication Services                                      5.93%

Utilities                                                       5.83%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.67%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.50%
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.50%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------------

STATEMENT                                                    DELAWARE VALUE FUND
  OF NET ASSETS                                              November 30, 2004

                                                       Number of       Market
                                                         Shares        Value
COMMON STOCK - 96.83%
Consumer Discretionary - 6.01%
  Limited Brands                                         97,700      $ 2,387,788
  Mattel                                                127,100        2,408,545
                                                                     -----------
                                                                       4,796,333
                                                                     -----------
Consumer Staples - 9.32%
  Archer-Daniels-Midland                                126,100        2,673,320
  ConAgra Foods                                          87,500        2,366,875
  Kimberly-Clark                                         37,700        2,398,097
                                                                     -----------
                                                                       7,438,292
                                                                     -----------
Energy - 8.96%
  ChevronTexaco                                          43,500        2,375,100
  ConocoPhillips                                         26,400        2,402,136
  Exxon Mobil                                            46,200        2,367,750
                                                                     -----------
                                                                       7,144,986
                                                                     -----------
Financial - 23.35%
  Allstate                                               46,600        2,353,300
  Aon                                                   114,800        2,424,576
  Hartford Financial Services                            39,100        2,502,400
  Huntington Bancshares                                  85,900        2,083,934
  Marshall & Ilsley                                      53,600        2,234,584
  Morgan Stanley                                         46,100        2,339,575
  Wachovia                                               45,000        2,328,750
  Washington Mutual                                      58,100        2,365,251
                                                                     -----------
                                                                      18,632,370
                                                                     -----------
Health Care - 16.66%
  Abbott Laboratories                                    56,200        2,358,152
  Baxter International                                   73,900        2,338,935
  Beckman Coulter                                        38,200        2,500,572
  Bristol-Myers Squibb                                  101,200        2,378,200
  Merck                                                  46,500        1,302,930
  Wyeth                                                  60,600        2,416,122
                                                                     -----------
                                                                      13,294,911
                                                                     -----------
Industrials - 8.99%
  Boeing                                                 43,600        2,335,652
  Burlington Northern Santa Fe                           54,800        2,468,192
  Union Pacific                                          37,300        2,366,312
                                                                     -----------
                                                                       7,170,156
                                                                     -----------
Information Technology - 8.78%
  Hewlett-Packard                                       120,400        2,408,000
  International Business Machines                        24,600        2,318,304
 +Xerox                                                 148,900        2,281,148
                                                                     -----------
                                                                       7,007,452
                                                                     -----------
Materials - 3.00%
  Weyerhaeuser                                           36,300        2,395,800
                                                                     -----------
                                                                       2,395,800
                                                                     -----------
Telecommunication Services - 5.93%
  SBC Communications                                     93,200        2,345,844
  Verizon Communications                                 57,900        2,387,217
                                                                     -----------
                                                                       4,733,061
                                                                     -----------
Utilities - 5.83%
  Energy East                                            93,600        2,355,912
  FPL Group                                              32,600        2,292,758
                                                                     -----------
                                                                       4,648,670
                                                                     -----------
TOTAL COMMON STOCK (cost $71,584,800)                                 77,262,031
                                                                     -----------

                                                      Principal        Market
                                                        Amount         Value
REPURCHASE AGREEMENTS - 2.67%
  With BNP Paribas 1.94% 12/1/04
    (dated 11/30/04, to be repurchased
    at $1,113,060, collateralized by
    $1,007,000 U.S. Treasury Bills due
    3/3/05, market value $1,001,815 and
    $135,000 U.S. Treasury Bills due
    5/12/05, market value $133,615)                   $1,113,000     $ 1,113,000
 With UBS Warburg 1.94% 12/1/04
    (dated 11/30/04, to be repurchased
    at $1,016,055, collateralized by
    $339,000 U.S. Treasury Bills
    due 12/23/04, market value
    $338,235 and $704,000
    U.S. Treasury Bills due 4/14/05,
    market value $698,478)                             1,016,000       1,016,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $2,129,000)                                                    2,129,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 99.50%
  (cost $73,713,800)                                                  79,391,031
RECEIVABLES AND OTHER ASSETS NET
  OF LIABILITIES - 0.50%                                                 398,652
                                                                     -----------
NET ASSETS APPLICABLE TO 7,404,773 SHARES
  OUTSTANDING - 100.00%                                              $79,789,683
                                                                     ===========

Net Asset Value - Delaware Value Fund
  Class A ($6,846,204 / 636,124 Shares)                                   $10.76
                                                                          ------
Net Asset Value - Delaware Value Fund
  Class B ($1,518,030 / 142,100 Shares)                                   $10.68
                                                                          ------
Net Asset Value - Delaware Value Fund
  Class C ($2,476,857 / 231,777 Shares)                                   $10.69
                                                                          ------
Net asset Value - Delaware Value Fund
  Institutional Class
  ($68,948,592 / 6,394,772 Shares)                                        $10.78
                                                                          ------

COMPONENTS OF NET ASSETS AT NOVEMBER 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                 $69,721,506
Undistributed net investment income                                      855,206
Accumulated net realized gain on investments                           3,535,740
Net unrealized appreciation of investments                             5,677,231
                                                                     -----------
Total net assets                                                     $79,789,683
                                                                     ===========

+Non-income producing security for the year ended November 30, 2004.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE VALUE FUND
Net asset value Class A (A)                                               $10.76
Sales charge (5.75% of offering or 6.13% of
the amount invested per share) (B)                                          0.66
                                                                          ------
Offering price                                                            $11.42
                                                                          ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                           DELAWARE VALUE FUND
  OF OPERATIONS                                     Year Ended November 30, 2004

INVESTMENT INCOME:
  Dividends                                                              $1,364,281
  Interest                                                                   20,381    $1,384,662
                                                                         ----------    ----------

EXPENSES:
  Management fees                                                           388,627
  Registration fees                                                          53,151
  Reports and statements to shareholders                                     29,549
  Accounting and administration expenses                                     21,504
  Distribution expenses -- Class A                                            7,158
  Distribution expenses -- Class B                                            8,172
  Distribution expenses -- Class C                                            5,021
  Dividend disbursing and transfer agent fees and expenses                   10,023
  Legal and professional fees                                                 7,038
  Trustees' fees                                                              3,723
  Custodian fees                                                              3,718
  Pricing fees                                                                1,037
  Other                                                                       2,859       541,580
                                                                         ----------
  Less expenses absorbed or waived                                                        (72,579)
  Less waiver of distribution expenses -- Class A                                          (1,201)
  Less expenses paid indirectly                                                              (164)
                                                                                       ----------
  Total expenses                                                                          467,636
                                                                                       ----------
NET INVESTMENT INCOME                                                                     917,026
                                                                                       ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                      5,922,995
  Net change in unrealized appreciation/depreciation of investments                     1,099,847
                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                         7,022,842
                                                                                       ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $7,939,868
                                                                                       ==========

See accompanying notes

STATEMENTS                                                   DELAWARE VALUE FUND
  OF CHANGES IN NET ASSETS

                                                                                                                 Year Ended
                                                                                                           11/30/04       11/30/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                                  $   917,026    $   502,811
  Net realized gain (loss) on investments                                                                  5,922,995       (267,031)
  Net change in unrealized appreciation/depreciation of investments                                        1,099,847      5,422,498
                                                                                                         -----------    -----------
  Net increase in net assets resulting from operations                                                     7,939,868      5,658,278
                                                                                                         -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                                   (7,656)          (664)
    Class B                                                                                                   (1,151)          (496)
    Class C                                                                                                     (360)           (60)
    Institutional Class                                                                                     (520,206)      (280,307)
                                                                                                         -----------    -----------
                                                                                                            (529,373)      (281,527)
                                                                                                         -----------    -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                                7,159,439        642,162
    Class B                                                                                                1,228,442        366,291
    Class C                                                                                                2,262,305        122,624
    Institutional Class                                                                                   23,979,557     19,558,554

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                                    7,395            590
    Class B                                                                                                    1,013            400
    Class C                                                                                                      360             --
    Institutional Class                                                                                      520,206        280,307
                                                                                                         -----------    -----------
                                                                                                          35,158,717     20,970,928
                                                                                                         -----------    -----------
  Cost of shares repurchased:
    Class A                                                                                               (1,355,689)       (20,527)
    Class B                                                                                                 (191,695)       (34,406)
    Class C                                                                                                  (13,165)       (30,321)
    Institutional Class                                                                                   (3,499,381)    (7,339,770)
                                                                                                         -----------    -----------
                                                                                                          (5,059,930)    (7,425,024)
                                                                                                         -----------    -----------
Increase in net assets derived from capital share transactions                                            30,098,787     13,545,904
                                                                                                         -----------    -----------
NET INCREASE IN NET ASSETS                                                                                37,509,282     18,922,655

NET ASSETS:
  Beginning of year                                                                                       42,280,401     23,357,746
                                                                                                         -----------    -----------
  End of year (including undistributed net investment income of $855,206 and $467,553, respectively)     $79,789,683    $42,280,401
                                                                                                         ===========    ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           DELAWARE VALUE FUND CLASS A
------------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                             11/30/04    11/30/03     11/30/02    11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.480      $8.300       $9.490     $10.150      $10.690

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                        0.134       0.110        0.113       0.116        0.125
Net realized and unrealized gain (loss) on investments          1.240       1.151       (1.231)     (0.309)       0.092
                                                              -------      ------       ------     -------      -------
Total from investment operations                                1.374       1.261       (1.118)     (0.193)       0.217
                                                              -------      ------       ------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.094)     (0.081)      (0.072)     (0.103)      (0.070)
Net realized gain on investments                                   --          --           --      (0.364)      (0.687)
                                                              -------      ------       ------     -------      -------
Total dividends and distributions                              (0.094)     (0.081)      (0.072)     (0.467)      (0.757)
                                                              -------      ------       ------     -------      -------
NET ASSET VALUE, END OF PERIOD                                $10.760      $9.480       $8.300     $ 9.490      $10.150
                                                              =======      ======       ======     =======      =======

TOTAL RETURN(2)                                                14.59%      15.37%      (11.88%)     (2.11%)       1.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,846        $717          $42         $22          $23
Ratio of expenses to average net assets                         1.00%       1.00%        1.03%       0.75%        0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.17%       1.26%        1.60%       1.08%        1.10%
Ratio of net investment income to average net assets            1.32%       1.29%        1.27%       1.18%        1.23%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      1.15%       1.03%        0.70%       0.85%        0.88%
Portfolio turnover                                               128%        101%          61%        101%         130%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Value                        Delaware Value
                                                                       Fund Class B                          Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                               Year        Year       5/1/02(1)     Year         Year      5/1/02(1)
                                                               Ended       Ended         to         Ended        Ended        to
                                                             11/30/04    11/30/03     11/30/02    11/30/04     11/30/03    11/30/02
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.420      $8.310       $9.700     $ 9.420       $8.280      $9.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.058       0.044        0.030       0.062        0.044       0.032
Net realized and unrealized gain (loss) on investments          1.229       1.147       (1.420)      1.235        1.155      (1.452)
                                                              -------      ------       ------     -------       ------      ------
Total from investment operations                                1.287       1.191       (1.390)      1.297        1.199      (1.420)
                                                              -------      ------       ------     -------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.027)     (0.081)          --      (0.027)      (0.059)         --
                                                              -------      ------       ------     -------       ------      ------
Total dividends and distributions                              (0.027)     (0.081)          --      (0.027)      (0.059)         --
                                                              -------      ------       ------     -------       ------      ------
NET ASSET VALUE, END OF PERIOD                                $10.680      $9.420       $8.310     $10.690       $9.420      $8.280
                                                              =======      ======       ======     =======       ======      ======

TOTAL RETURN(3)                                                13.69%      14.50%      (14.33%)     13.80%       14.60%     (14.64%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,518        $383          $13      $2,477         $133         $27
Ratio of expenses to average net assets                         1.75%       1.75%        1.93%       1.75%        1.75%       1.93%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.87%       1.96%        2.62%       1.87%        1.96%       2.62%
Ratio of net investment income to average net assets            0.57%       0.54%        0.59%       0.57%        0.54%       0.59%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses paid
  indirectly                                                    0.45%       0.33%       (0.10%)      0.45%        0.33%      (0.10%)
Portfolio turnover                                               128%        101%          61%        128%         101%         61%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     DELAWARE VALUE FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                             11/30/04    11/30/03     11/30/02    11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.500      $8.310       $9.490     $10.150      $10.690

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                        0.160       0.132        0.126       0.116        0.125
Net realized and unrealized gain (loss) on investments          1.237       1.155       (1.234)     (0.309)       0.092
                                                              -------      ------       ------     -------      -------
Total from investment operations                                1.397       1.287       (1.108)     (0.193)       0.217
                                                              -------      ------       ------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.117)     (0.097)      (0.072)     (0.103)      (0.070)
Net realized gain on investments                                   --          --           --      (0.364)      (0.687)
                                                              -------      ------       ------     -------      -------
Total dividends and distributions                              (0.117)     (0.097)      (0.072)     (0.467)      (0.757)
                                                              -------      ------       ------     -------      -------
NET ASSET VALUE, END OF PERIOD                                $10.780      $9.500       $8.310     $ 9.490      $10.150
                                                              =======      ======       ======     =======      =======

TOTAL RETURN(2)                                                14.83%      15.70%      (11.77%)     (2.11%)       2.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $68,949     $41,047      $23,276     $13,980      $15,327
Ratio of expenses to average net assets                         0.75%       0.75%        0.87%       0.75%        0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.87%       0.96%        1.30%       0.78%        0.80%
Ratio of net investment income to average net assets            1.57%       1.54%        1.43%       1.18%        1.23%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      1.45%       1.33%        1.00%       1.15%        1.18%
Portfolio turnover                                               128%        101%          61%        101%         130%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                        DELAWARE VALUE FUND
  TO FINANCIAL STATEMENTS                                    November 30, 2004

Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Value Fund (formerly Delaware Diversified Value Fund), Delaware Large Cap Value Fund (formerly Delaware Growth and Income Fund) and Delaware Social Awareness Fund. These financial statements and related notes pertain to Delaware Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of November 30, 2004, Class R shares have not commenced operations.

The investment objective of the Fund is to achieve capital appreciation with current income as a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain from investments, if any, annually.

Through December 31, 2003, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $91 for the year ended November 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended November 30, 2004 were approximately $73. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of it's investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through January 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through January 31, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

NOTES                                                        DELAWARE VALUE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At November 30, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                   $9,513
  Dividend disbursing, transfer agent, accounting,
    and administration fees and other expenses
    payable to DSC                                            3,674
  Other expenses payable to DMC and affiliates*               1,854

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended November 30, 2004, the Fund was charged $2,794 for internal legal services provided by DMC.

For the year ended November 30, 2004, DDLP earned $5,548 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended November 30, 2004, the Fund made purchases of $103,047,409 and sales of $74,881,958 of investment securities other than short-term investments.

At November 30, 2004, the cost of investments for federal income tax purposes was $74,189,694. At November 30, 2004, the net unrealized appreciation was $5,201,337 of which $6,722,035 related to unrealized appreciation of investments and $1,520,698 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended November 30, 2004 and 2003 were as follows:

                                                           11/30/04    11/30/03
                                                           --------    --------
  Ordinary income                                          $529,373    $281,527

As of November 30, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                     $69,721,506
  Undistributed ordinary income                                         855,206
  Undistributed long-term capital gains                               4,011,634
  Unrealized appreciation of investments                              5,201,337
                                                                    -----------
  Net assets                                                        $79,789,683
                                                                    ===========

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of wash sales.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                Year Ended
                                                          11/30/04     11/30/03
Shares sold:
  Class A                                                   692,628      73,086
  Class B                                                   120,113      42,941
  Class C                                                   218,997      14,392
  Institutional Class                                     2,367,959   2,338,783

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                       755          73
  Class B                                                       103          50
  Class C                                                        37          --
  Institutional Class                                        53,137      34,907
                                                          ---------   ---------
                                                          3,453,729   2,504,232
                                                          ---------   ---------
Shares repurchased:
  Class A                                                  (132,921)     (2,515)
  Class B                                                   (18,794)     (3,831)
  Class C                                                    (1,343)     (3,588)
  Institutional Class                                      (347,644)   (852,729)
                                                          ---------   ---------
                                                           (500,702)   (862,663)
                                                          ---------   ---------
Net increase                                              2,953,027   1,641,569
                                                          =========   =========

For the year ended November 30, 2004, 4,820 Class B shares were converted to 4,798 Class A shares valued at $48,374. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in the Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amount outstanding at November 30, 2004, or at any time during the year.

NOTES                                                        DELAWARE VALUE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown however, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Funds fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly the information needed by shareholders for income tax purposes will be send to them in January of each year. Please consult your tax advisor for proper treatment of the information.

For the fiscal year ended November 30, 2004, the Fund designates distributions paid during the year as follows:

        (A)                   (B)
     Long-Term              Ordinary
   Capital Gains             Income              Total                (C)
   Distributions         Distributions*      Distributions        Qualifying
    (Tax Basis)           (Tax Basis)          (Tax Basis)        Dividends(1)
   -------------         --------------      -------------        ------------
       --                    100%                100%                100%

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended November 30, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $529,373 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Equity Funds II -- Delaware Value Fund

We have audited the accompanying statement of net assets of the Delaware Value Fund (one of the series constituting Delaware Group Equity Funds II) (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Value Fund of Delaware Group Equity Funds II at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity U.S. generally accepted accounting principles.


                                                     Ernst & Young LLP

Philadelphia, Pennsylvania
January 14, 2005

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   NUMBER OF           OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND   DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)       COMPLEX OVERSEEN      HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING          BY TRUSTEE/DIRECTOR TRUSTEE/ DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)    Chairman, President,       4 Years -           Since August 2000,             75             None
   2005 Market Street  Chief Executive Officer, Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA       and Trustee(4)                          various executive capacities
       19103                                         1 Year -          at different times at
                                                      Trustee         Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee            16 Years              Board Chairman -            92             None
   2005 Market Street                                              Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee            25 Years(3)           Private Investor            92       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103                                                                                                  President/Director -
                                                                                                               22 WR Corporation
  August 7, 1937


   JOHN A. FRY                   Trustee(4)         3 Years                  President -              75          Director -
 2005 Market Street                                                    Franklin & Marshall College              Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee            11 Years        Founder/Managing Director -       92             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

  December 7, 1938

                                                                                                   NUMBER OF           OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND   DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)       COMPLEX OVERSEEN      HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING          BY TRUSTEE/DIRECTOR TRUSTEE/ DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee             15 Years     Treasurer/Chief Fiscal Officer -    92           Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
     19103                                                                                                        Warhol Foundation

                                                                                                                     Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee             10 Years               President/Chief           92           Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                     Director -
                                                                            and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
   February 25, 1936                                                                                                Director -
                                                                                                                Digital River Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

                                                                                                                 Director - Valmont
                                                                                                                   Industries, Inc.


   JANET L. YEOMANS              Trustee             5 Years            Vice President/Mergers &      92             None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive             1 Year          Mr. Hastings has served in       92             None(5)
    2005 Market Street       Vice President                          various executive capacities
     Philadelphia, PA              and                                  at different times at
         19103               Chief Financial                            Delaware Investments.
                                 Officer


   Decenber 19, 1949

   RICHELLE S. MAESTRO   Executive Vice President,    1 Year         Ms. Maestro has served in         92             None(5)
   2005 Market Street       Chief Legal Officer                    various executive capacities
    Philadelphia, PA          and Secretary                           at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF        Senior Vice President     8 Years          Mr. Bishof has served in        92             None(5)
   2005 Market Street           and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Value Fund, but may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                                AFFILIATED OFFICERS                           CONTACT INFORMATION
JUDE T. DRISCOLL                                 JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                         Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds             Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                                 Delaware Investments Family of Funds
                                                 Philadelphia, PA                              NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                               Delaware Distributors, L.P.
Board Chairman                                   RICHELLE S. MAESTRO                           Philadelphia, PA
Citadel Construction Corporation                 Executive Vice President,
King of Prussia, PA                              Chief Legal Officer and Secretary             SHAREHOLDER SERVICING, DIVIDEND
                                                 Delaware Investments Family of Funds          DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                                   Philadelphia, PA                              Delaware Service Company, Inc.
Private Investor                                                                               2005 Market Street
Gwynedd Valley, PA                               MICHAEL P. BISHOF                             Philadelphia, PA 19103-7094
                                                 Senior Vice President and Treasurer
JOHN A. FRY                                      Delaware Investments Family of Funds          FOR SHAREHOLDERS
President                                        Philadelphia, PA                              800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                                  FOR SECURITIES DEALERS AND FINANCIAL
                                                                                               INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                               800 362-7500
Managing Director
Anthony Knerr & Associates                                                                     WEB SITE
New York, NY                                                                                   www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9107)                                                        Printed in the USA
AR-456 [11/04] IVES 1/05                                                   J9916

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans (1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $68,200 for the fiscal year ended November 30, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $74,300 for the fiscal year ended November 30, 2003.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $164,700 for the Registrant's fiscal year ended November 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.



--------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $162,700 for the Registrant's fiscal year ended November 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $7,500 for the fiscal year ended November 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These services were as follows: review of income tax returns and review of annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended November 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $5,000 for the fiscal year ended November 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These services were as follows: review of income tax returns and review of annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended November 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended November 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended November 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended November 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended November 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $359,959 and $290,600 for the Registrant's fiscal years ended November 30, 2004 and November 30, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS II


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    February 3, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    February 3, 2005


         Joseph H. Hastings
------------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    February 3, 2005